    As Filed with the Securities and Exchange Commission on March 24, 1997
                                                 Registration Nos. 33-46374
                                                                   811-6589
================================================================================

                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            Pre-Effective Amendment No.                     / /
                           Post-Effective Amendment No. 10                  /X/
                                      and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                           /X/
                                 AMENDMENT NO. __                           / /
                         (Check appropriate box or boxes)
                           ----------------------------

                                   First Funds
                (Exact Name of Registrant as Specified in Charter)
                        370 Seventeenth Street, Suite 2700
                              Denver, Colorado 80202
               (Address of Principal Executive Offices) (Zip Code)

         Registrant's Telephone Number, including Area Code: 303-623-2577

                               James V. Hyatt, Esq.
                        370 Seventeenth Street, Suite 2700
                             Denver, Colorado  80202
                     (Name and Address of Agent for Service)

                                     Copy to:
                          Daniel B. Hatzenbuehler, Esq.
                       Baker, Donelson, Bearman & Caldwell
                          165 Madison Avenue, Suite 2100
                                Memphis, TN  38103


It is proposed that this filing will become effective (check appropriate box):

    ____ immediately upon filing pursuant to paragraph (b)
    ____ on (date) pursuant to paragraph (b)
    ____ 60 days after filing pursuant to paragraph (a)
    _X__ 75 days after filing pursuant to paragraph (a)(2)
    ____ on (date) pursuant to paragraph (a) of Rule 485

Registrant registered an indefinite number of shares pursuant to regulation 24f-2 under the Investment Company Act of 1940 on August 29, 1996.

================================================================================

                                    FIRST FUNDS

                           INTERMEDIATE BOND PORTFOLIO
            CROSS REFERENCE SHEET FOR CLASS I, II AND III PROSPECTUS

Form N-1A Item Number
---------------------
Part A                                                           Prospectus Caption
------                                                           ------------------
1........................................................................Cover Page
2.....................................................Summary of Portfolio Expenses
3 a,b.............................................................................*
  c..................................................How is Performance Calculated?
4 a(i)..............................................How is the Portfolio Organized?
  a(ii),b,c.....................What is the Investment Objective of the Portfolio?;
                     What are the Portfolio's Investment Policies and Limitations?;
                        Investment Instruments, Strategies, Transactions and Risks;
                                            Is the Portfolio a Suitable Investment?
5 a.................................................How is the Portfolio Organized?
  b,c,d,e......................What Advisory and Other Fees does the Portfolio Pay?
  f..........................................................Portfolio Transactions
6 a(i)..............................................How is the Portfolio Organized?
  a(ii)........................How are Investments, Exchanges and Redemptions Made?
  a(iii)............................................How is the Portfolio Organized?
  b,c,d...........................................................................*
  e................Cover Page; How are Investments, Exchanges and Redemptions Made?
  f,g.........................How are Investments, Exchanges and Redemptions Made?;
                       What is the Effect of Federal Income Tax on this Investment?
7 a............................What Advisory and Other Fees does the Portfolio Pay?
  b(i, ii, iii, iv, v), c, d...How are Investments, Exchanges and Redemptions Made?
  e, f(i, ii)..................What Advisory and Other Fees does the Portfolio Pay?
  f(iii)..........................................................................*
8..............................How are Investments, Exchanges and Redemptions Made?
9.................................................................................*

*   Not Applicable

                                     FIRST FUNDS

                            CAPITAL APPRECIATION PORTFOLIO
               CROSS REFERENCE SHEET FOR CLASS I, II AND III PROSPECTUS

Form N-1A Item Number
---------------------
Part A                                                           Prospectus Caption
------                                                           ------------------
1........................................................................Cover Page
2.....................................................Summary of Portfolio Expenses
3 a,b.............................................................................*
  c..................................................How is Performance Calculated?
4 a(i)..............................................How is the Portfolio Organized?
  a(ii),b,c.....................What is the Investment Objective of the Portfolio?;
                     What are the Portfolio's Investment Policies and Limitations?;
                         Investment Instruments,Strategies, Transactions and Risks;
                                            Is the Portfolio a Suitable Investment?
5 a.................................................How is the Portfolio Organized?
  b,c,d,e......................What Advisory and Other Fees does the Portfolio Pay?
  f..........................................................Portfolio Transactions
6 a(i)..............................................How is the Portfolio Organized?
  a(ii)........................How are Investments, Exchanges and Redemptions Made?
  a(iii)............................................How is the Portfolio Organized?
  b,c,d...........................................................................*
  e................Cover Page; How are Investments, Exchanges and Redemptions Made?
  f,g.........................How are Investments, Exchanges and Redemptions Made?;
                               What is the Effect of Income Tax on this Investment?
7 a............................What Advisory and Other Fees does the Portfolio Pay?
  b(i, ii, iii, iv, v), c, d...How are Investments, Exchanges and Redemptions Made?
  e, f(i, ii)..................What Advisory and Other Fees does the Portfolio Pay?
  f(iii)..........................................................................*
8..............................How are Investments, Exchanges and Redemptions Made?
9.................................................................................*

*  Not Applicable

                                      FIRST FUNDS

                              GROWTH & INCOME PORTFOLIO
                            CAPITAL APPRECIATION PORTFOLIO
                                    BOND PORTFOLIO
                             INTERMEDIATE BOND PORTFOLIO
                    CROSS REFERENCE SHEET FOR CLASS I, II AND III
                          STATEMENT OF ADDITIONAL INFORMATION


Form N-1A Item Number                Statement of Additional Information Caption
---------------------                -------------------------------------------

10, 11................................................................Cover Page
12......................................................Description of the Trust
13 a, b, c.......Investment Restrictions and Limitations; Investment Instruments
   d...........................................................................*
14 a, b, c.................................................Trustees and Officers
   c...........................................................................*
15 a, b, c..............................................Description of the Trust
16 a(i, ii)................Investment Advisory Agreements; Trustees and Officers
   a(iii), b, c, d................................Investment Advisory Agreements
   e, f.............................Administration Agreement and Other Contracts
   g...........................................................................*
   h....................................................Description of the Trust
   i................................Administration Agreement and Other Contracts
17 a......................................................Portfolio Transactions
   b...........................................................................*
   c......................................................Portfolio Transactions
   d, e........................................................................*
18 a....................................................Description of the Trust
   b...........................................................................*
19 a..............................Additional Purchase and Redemption Information
   b...........................................Valuation of Portfolio Securities
   c...........................................................................*
20.......................................................Distributions and Taxes
21 a(i, ii).........................Administration Agreement and Other Contracts
   a(iii), b, c................................................................*
22 a...........................................................................*
   b.................................................................Performance
23...............Financial Information for the annual period ended June 30, 1996
 ............for Class I, II and III of each Portfolio is filed herein as Item 24

*  Not Applicable

                               EXPLANATORY NOTE

This amendment to the Registration Statement of First Funds contains the following:

     1. One Prospectus for the new Capital Appreciation Portfolio;

     2. One Prospectus for the new Intermediate Bond Portfolio;

     3. One Statement of Additional Information for the Growth & Income Portfolio, Capital Appreciation Portfolio, Bond Portfolio and Intermediate Bond Portfolio; and

     4. One Part C of the Registration Statement

This amendment does not amend the following portions of the Registration
Statement:

1. Prospectuses for the Bond Portfolio, the Growth & Income Portfolio, the four Money Market Portfolios, and the Tennessee Tax-Free Portfolio; and

2. Statements of Additional Information for the four Money Market Portfolios and the Tennessee Tax-Free Portfolio.

FIRST FUNDS                                                   370 17th Street
                                                                   Suite 2700
CAPITAL APPRECIATION PORTFOLIO                        Denver, Colorado  80202

-----------------------------------------------------------------------------
PROSPECTUS FOR CLASS I, II, AND III
                      , 1997
-----------------------------------------------------------------------------

     First Funds (the Trust) offers investors a convenient and economical means of investing in a professionally managed equity mutual fund. The objective of the Capital Appreciation Portfolio (Portfolio) is to seek long-term capital appreciation by investing in equity securities of medium and smaller capitalization companies. The Portfolio's net asset value per share will fluctuate in response to changes in the value of its investments.

     This Prospectus is designed to provide you with information that you should know before investing. Please read and retain this document for future reference. This Prospectus offers Class I, II and III shares of the Portfolio. Class I shares are designed exclusively for investment of monies held in non-retail trust, advisory, agency, custodial or similar accounts (Institutional Accounts). Class I shares may be purchased for Institutional Accounts by financial institutions, business organizations, corporations, municipalities, non-profit institutions and other entities serving in trust, advisory, agency, custodial or similar capacities (each, an Institutional Investor and collectively, Institutional Investors) that meet the investment threshold for this Class of shares. Class II and III shares are designed for individuals and other investors who seek mutual fund investment convenience plus a lower investment minimum. These Classes offer investors differing expense and sales load structures to choose between. See "Expense Summary" on page 3.

     A Statement of Additional Information (dated         , 1997) for the
Portfolio has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. This Prospectus and the Statement of Additional Information are available free upon request from ALPS Mutual Funds Services, Inc., (ALPS), the Portfolio's Distributor. Please call ALPS at 1-800-442-1941 (option 1) for more information concerning each Class of shares. If you are investing through a broker, other financial institution or adviser (Investment Professional), please contact that institution directly.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, FIRST TENNESSEE BANK NATIONAL ASSOCIATION OR ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR JURISDICTION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                     CA-pro-197

-----------------------------------------------------------------------------

                               TABLE OF CONTENTS
                                                                         PAGE
                                                                         ----
Summary Of Portfolio Expenses............................................   3
What Is The Investment Objective Of The Portfolio?.......................   4
Is The Portfolio A Suitable Investment?; Investment Risks................   5
What Are The Portfolio's Investment Policies And Limitations?............   5
How Are Investments, Exchanges And Redemptions Made?.....................   6
How Is Performance Calculated?...........................................  13
Portfolio Transactions...................................................  13
What Is The Effect Of Federal Income Tax On This Investment?.............  13
What Advisory And Other Fees Does The Portfolio Pay?.....................  14
How Is The Portfolio Organized?..........................................  15
Investment Instruments, Transactions, Strategies And Risks...............  15

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                           SUMMARY OF PORTFOLIO EXPENSES
-----------------------------------------------------------------------------

     The purpose of the table below is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the portfolio. This standard format was developed for use by all mutual funds to help you make your investment decisions. The information below is based upon anticipated operating expenses. This expense information should be considered along with other important information, such as the Portfolio's investment objective.

A.  EXPENSE SUMMARY

                                           CAPITAL APPRECIATION
                                                 PORTFOLIO
                                       ------------------------------
SHAREHOLDER TRANSACTION EXPENSES:      CLASS I   CLASS II   CLASS III
                                       -------   --------   ---------

Maximum Sales Load on Purchases
  (as a percentage of offering price)    None      5.75%       None
Sales Load Imposed on Reinvested
  Distributions                          None      None        None
Deferred Sales Load                      None      None        None
Redemption Fees                          None      None        None
Exchange Fee                             None      None        None

ANNUAL PORTFOLIO OPERATING EXPENSES: (as a percentage of average net assets)
Management Fees*                          [  ]      [  ]        [  ]
12b-1 Fees                                .00%      .00%        .75%
Shareholder Servicing Fees                .00%      .25%        .25%
Other Expenses*                           [  ]      [  ]        [  ]

Total Portfolio Operating Expenses*       [  ]      [  ]        [  ]

*Net of expense waivers

     ANNUAL PORTFOLIO OPERATING EXPENSES. The Portfolio is obligated to pay Management Fees to First Tennessee Bank National Association (First Tennessee) for managing the Portfolio's investments. First Tennessee, as Investment Adviser
has voluntarily agreed to waive its investment advisory fee down to [   ] of the
Portfolio's average net assets, however, there is no guarantee that the waiver will continue. The Portfolio incurs Other Expenses, including Administration and Co-Administration Fees, for maintaining shareholder records, furnishing shareholder statements and reports, and other services. ALPS, the Administrator, is entitled to .15% of the Portfolio's average net assets for administration services. ALPS has voluntarily agreed to waive its full administration fee for the first six months of the portfolio's operation. First Tennessee, the Co-Administrator, is entitled to and charges
 .05% of the Portfolio's average net assets for co-administration services.

     If the waivers were not in effect, Management Fees would be [   ] for
each Class. Other Expenses and Total Portfolio Operating Expenses would be estimated as follows:

                                           CAPITAL APPRECIATION
                                                 PORTFOLIO
                                       ------------------------------
                                       CLASS I   CLASS II   CLASS III
                                       -------   --------   ---------
Other Expenses                           [  ]      [  ]        [  ]
Total Portfolio Operating Expenses       [  ]      [  ]        [  ]

     There is no guarantee that any waivers will continue at their stated levels.

     Management Fees, 12b-1 Fees, Shareholder Servicing Fees, and Other Expenses, are reflected in the Portfolio's share price and are not charged directly to individual accounts. 12b-1 Fees are paid by Class III of the Portfolio to ALPS for services and expenses in connection with distribution. Shareholder Servicing Fees are paid by Class II and III of the

Portfolio to securities brokers or financial institution representatives (Investment Professionals) for services and expenses incurred in connection with providing personal service to shareholders and/or maintenance of shareholder accounts. Long-term shareholders may eventually pay more than the economic equivalent of the maximum 8.50% front-end sales charge permitted by the National Association of Securities Dealers, Inc. (NASD) due to 12b-1 fees. Please see page 14 for further information.

     B. EXAMPLE: You would pay the following expenses for every $1,000 investment in each Class of shares of the Capital Appreciation Portfolio assuming (1) 5% annual return, (2) redemption at the end of each time period,
(3) that operating expenses (net of expense waivers) are the same as described above, and (4) reinvestment of all dividends and distributions. THE RETURN OF 5% AND EXPENSES SHOULD NOT BE CONSIDERED INDICATIONS OF ACTUAL OR EXPECTED PERFORMANCE OR PORTFOLIO OPERATING EXPENSES, BOTH OF WHICH MAY VARY
SIGNIFICANTLY:

                                           CAPITAL APPRECIATION
                                                 PORTFOLIO
                                       ------------------------------
                                       CLASS I   CLASS II   CLASS III
                                       -------   --------   ---------
  1 year                                 [  ]      [  ]*       [  ]
  3 years                                [  ]      [  ]*       [  ]

*Reflects imposition of maximum sales charge at the beginning of the period.

------------------------------------------------------------------------------
                  WHAT IS THE INVESTMENT OBJECTIVE OF THE PORTFOLIO?
------------------------------------------------------------------------------

     First Tennessee serves as Investment Adviser to the Portfolio and with
the prior approval of the Board of Trustees (Trustees), has engaged [   ], to
act as Sub-Adviser to the Portfolio. Subject to First Tennessee's supervision,
[   ] is responsible for the day-to-day investment management of the
Portfolio, including providing investment research and credit analysis concerning Portfolio investments and conducting a continuous program of investment of Portfolio assets in accordance with the investment policies and objectives of the Portfolio. For additional information about the Portfolio's investment advisory arrangements, see "What Advisory And Other Fees Does The Portfolio Pay? - Investment Advisory and Management and Sub-Advisory Agreements".

     The investment objective of the Portfolio is to seek long-term capital appreciation by investing at least 65% of its total assets in equity securities of medium and smaller capitalization companies (companies which generally have market capitalizations of less than $5 billion). However, the Investment Adviser and Sub-Adviser currently intend, under normal circumstances, to invest at least 80% of the Portfolio's total assets in equity securities, except where prevailing market conditions require a more defensive posture. There is no assurance that the Portfolio will achieve its investment objective. The permitted investments of the Portfolio are as follows:

     Capital Appreciation Portfolio will invest primarily in common stock, convertible preferred stock, and bonds and debentures convertible into common stock of U.S.-based corporations of all sizes, industries and geographical markets. The Sub-Adviser will analyze the fundamental values both of particular companies and industries. Fundamental analysis considers a company's essential soundness and future prospects, as well as overall industry outlook. The Portfolio may also invest in foreign securities that the Sub-Adviser believes possess unusual values, although they may involve greater risk.

     Capital Appreciation Portfolio also may invest in options, and may sell short securities it owns. The Portfolio may engage in repurchase agreements and may buy and sell securities on a when-issued or delayed-delivery basis, and may purchase warrants, interests in real estate investment trusts, forward currency contracts, illiquid and restricted securities, and shares in other investment companies.The Portfolio may, for temporary defensive or liquidity purposes, invest without limit in short-term securities including U.S. government obligations, commercial paper, and certificates of deposit.

     See "Investment Instruments, Transactions, Strategies and Risks" for a further discussion of the Portfolio's investments.

------------------------------------------------------------------------------
              IS THE PORTFOLIO A SUITABLE INVESTMENT?; INVESTMENT RISKS
------------------------------------------------------------------------------

     By itself, the Portfolio does not constitute a balanced investment plan. The Capital Appreciation Portfolio emphasizes long-term capital appreciation by investing primarily in equity securities of medium and smaller capitalization companies. Any income received from securities held by the Portfolio will be incidental. An investment in the Portfolio may involve greater risk than is inherent in other types of investments since it seeks capital appreciation and the value of its investments will generally fluctuate in response to stock market conditions. Investors should realize that equity securities of medium and smaller capitalization companies may involve greater risk than is associated with investing in more established companies. Further, investment in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. issuers. The Portfolio's share price, yield and total return will fluctuate. An investment in the Portfolio may be worth more or less than the original cost when shares are redeemed.

     In addition, the Portfolio may invest in instruments and securities generally known as derivative investments. These investments may include the use of forward currency contracts, put and call option contracts, zero coupon
bonds, and stripped fixed-income obligations. [   ] may not buy all of these
instruments or use all of these techniques unless it believes that doing so will help the Portfolio achieve its investment objective. Use of these instruments and techniques can alter the risk and return characteristics of the Portfolio. They may increase the Portfolio's volatility and may involve the investment of small amounts of cash relative to the magnitude of the risk
assumed. They may also result in a loss of principal if [   ] judges market
conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investment strategy. Positions in options involve the risk that such options may fail as a hedging technique and that closing transactions may not be effected where a liquid secondary market does not exist.

     Further information about the types of securities in which the Portfolio may invest and their related risks, as well as the investment policies of the Portfolio in general, are set forth in the section "Investment Instruments, Transactions, Strategies And Risks" in this prospectus and in the Statement of Additional Information.

------------------------------------------------------------------------------
            WHAT ARE THE PORTFOLIO'S INVESTMENT POLICIES AND LIMITATIONS?
------------------------------------------------------------------------------

     INVESTMENT LIMITATIONS. The Capital Appreciation Portfolio has adopted the following investment limitations:

          (1) With respect to 75% of the Portfolio's assets, the Portfolio will not purchase a security, other than U.S. government securities, if, as a result, (a) more than 5% of its total assets would be invested in the securities of any single issuer; or (b) the Portfolio would own more than 10% of the voting securities of any single issuer.

          (2) The Portfolio will not invest 25% or more of its total assets in a particular industry, other than U.S. government obligations.

          (3) (a) The Portfolio may borrow money solely for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets; (b) the Portfolio may borrow money from banks, or by engaging in reverse repurchase agreements; and (c) the Portfolio will not purchase securities when borrowings exceed 5% of its total assets. If the Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. To this extent, purchasing securities when borrowings are outstanding may involve an element of leverage.

          (4) (a) The Portfolio may temporarily lend its portfolio securities to broker-dealers and institutions, but only when the loans are fully collateralized; and (b) loans, in the aggregate, will be limited to 33 1/3% of the Portfolio's total assets.

     Unless otherwise noted, the Portfolio's policies and limitations are not fundamental and may be changed by the Trustees without shareholder approval. The fundamental policies of the Portfolio that require shareholder approval prior to any changes are: the Portfolio's investment objective, and limitations (1), (2),
(3)(a), and (4)(b) above. These limitations and the Portfolio's policies are considered at the time of purchase of securities; the sale of securities is not required in the event of a subsequent change in circumstances.

     The investment policies and limitations set forth above are supplemented by the investment policies and limitations in the Statement of Additional Information. No assurance can be made that the Portfolio will achieve its objective, but it will follow the investment style described in this Prospectus.

    From time to time, the Portfolio, to the extent consistent with its investment objective, policies, and restrictions, may invest in securities of companies with which First Tennessee or any affiliates have lending relationships.

------------------------------------------------------------------------------
                 HOW ARE INVESTMENTS, EXCHANGES AND REDEMPTIONS MADE?
------------------------------------------------------------------------------

CLASS I

WHO MAY INVEST?

     Class I shares are designed exclusively for investment of monies held in non-retail trust, advisory, agency, custodial or similar Institutional Accounts. Class I shares may be purchased for Institutional Accounts by financial institutions, business organizations, corporations, municipalities, non-profit institutions, and other Institutional Investors serving in a trust, advisory, agency, custodial or similar capacity who meet the investment minimum.

HOW IS AN INSTITUTIONAL ACCOUNT ESTABLISHED?

     An initial investment must be preceded by or made in conjunction with the establishment of an Institutional Account with an Institutional Investor. Establishment of an Institutional Account may require that documents and applications be completed and signed before the investment can be implemented. The Institutional Investor may require that certain documents be provided prior to making a redemption from the Portfolio. Institutional Investors may charge fees in addition to those described herein. Fee schedules for Institutional Accounts are available upon request from the Institutional Investor and are detailed in the agreements by which each client opens an account with an Institutional Investor.

HOW ARE INVESTMENTS MADE?

     Each Institutional Investor will transmit orders to the Transfer Agent, Chase Global Funds Services Company (CGFSC). If an order is received by CGFSC in proper form prior to 4:00 p.m. Eastern Time on any Business Day (as defined in the section "how are investments, exchanges and redemptions made - Class I, II and III - How Are Portfolio Shares Valued?") and the funds are received by CGFSC that day, the investment will earn dividends declared, if any, on the day of purchase. Institutional Investors will wire funds through the Federal Reserve System. Purchases will be processed at the net asset value per share (NAV) calculated after an order is received in proper form and accepted by CGFSC. The Portfolio requires advance notification of all wire purchases. To secure same day acceptance of federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability), an Institutional Investor must call CGFSC at 1-800-442-1941, (option 2) prior to 4:00 p.m. Eastern Time on any Business Day to advise it of the wire. The Trust may discontinue offering its shares in any Class of a Portfolio without notice to shareholders.

     MINIMUM INVESTMENT AND ACCOUNT BALANCE. The minimum initial investment for each Institutional Investor is $100,000. Institutional Investors may satisfy the minimum investment by aggregating their Institutional Accounts within the Portfolio. Subsequent investments may be in any amount. If an Institutional Investor's Class I account falls below $50,000 due to redemption, the Portfolio may close the account. An Institutional Investor may be notified if the minimum balance is not being maintained and will be allowed 30 days to make additional investments before its account is closed. Shares will be redeemed at the NAV on the day the account is closed, and proceeds will be sent to the address of record.

     Exchanges are generally permitted from Class I to another class should a beneficial owner of these shares cease to be eligible to purchase shares of Class I. Class I shares held in an Institutional Account may be converted to shares of another Class upon distribution.

HOW ARE REDEMPTIONS MADE?

     Institutional Investors may redeem all or a portion of their account shares on any Business Day. Shares will be redeemed at the NAV next calculated after CGFSC has received the redemption request in proper form and will earn dividends declared, if any, through the day prior to redemption. If an account is closed, any accrued dividends will be paid at the beginning of the following month.

     Institutional Investors may make redemptions by wire provided they have established a wire account with CGFSC. Please call 1-800-442-1941, (option 2) to advise CGFSC of the wire. If telephone instructions are received before 4:00 p.m. Eastern Time on any Business Day, proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with CGFSC. The Institutional Investor may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to CGFSC at 73 Tremont Street, Boston, Massachusetts, 02108.

     Pursuant to the Investment Company Act of 1940, as amended (1940 Act), if making immediate payment of redemption proceeds could adversely affect the Portfolio, payments may be made up to seven days later. Also, when the New York Stock Exchange (NYSE) or the Federal Reserve Bank of New York (New York Federal Reserve) is closed (or when trading is restricted) for any reason other than customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. In addition, the Portfolio reserves the right to advance the time on that day by which purchase and redemption orders must be received. To the extent Portfolio securities are traded in other markets on days when either the NYSE or the New York Federal Reserve is closed, the Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares.

     If transactions by telephone cannot be executed (for example, during times of unusual market activity), orders may be placed by mail to CGFSC. In case of suspension of the right of redemption, the Institutional Investor may either withdraw its request for redemption or it will receive payment based on the NAV next determined after the termination of the suspension.

ADDITIONAL INFORMATION

     The Portfolio also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in First Tennessee's opinion, they are of a size that would disrupt management of the Portfolio.

     In order to allow First Tennessee to manage the Portfolio most effectively, Institutional Investors are strongly urged to initiate all trades (investments, exchanges and redemptions of shares) as early in the day as possible and to notify CGFSC at least one day in advance of trades in excess of $1 million. In making these trade requests, the name of the Institutional Investor and the account number(s) must be supplied.

     Transactions may be initiated by telephone. Please note that the Portfolio and its agents will not be responsible for any losses resulting from unauthorized telephone transactions if the Portfolio or its agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. The Portfolio or its agents may also record calls and an Institutional Investor should verify the accuracy of confirmation statements immediately after receipt. If an Institutional Investor does not want to be able to initiate redemptions and exchanges by telephone, please call CGFSC for instructions.

CLASS II AND III

WHO MAY INVEST?

     Class II and III shares are designed for individuals and other investors who seek mutual fund investment convenience plus a lower investment minimum. These Classes offer investors differing expense and sales load structures to choose between. See "Summary Of Portfolio Expenses" on page 3.

INVESTMENT REQUIREMENT

     The minimum initial investment in Class II or III shares is $1,000. Subsequent investments may be in any amount greater than $100. If you participate in the Systematic Investing Program or the A Plus Card Program, (a consumer discount card program provided by "A" Plus Strategic Alliances, Inc., a subsidiary of First Tennessee), the minimum initial investment is $250, and subsequent investments may be in any amount of $25 or greater. If you are an employee of First Tennessee or any of its affiliates and you participate in the Systematic Investing Program, the minimum initial investment is $50, and subsequent investments may be in any amount of $25 or greater. See page [ ] for additional information on the Systematic Investing Program. If your balance in the Portfolio falls below the applicable minimum investment requirement due to redemption, you may be given 30 days' notice to reestablish the minimum balance. If you do not reestablish the minimum balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed on the day the account is closed.

     All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $100, and the minimum investment requirement still applies (excluding the specific circumstances, stated above, which reduce the minimum investment requirement). The Portfolio reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.

     You may initiate any transaction either directly or through your Investment Professional. Please note that the Portfolio and its agents will not be responsible for any losses resulting from unauthorized transactions, if the Portfolio or its agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. Your Investment Professional may also record calls and you should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want to be able to redeem and exchange by telephone, please check the box on your application (if you invest directly) or, if you invest through an Investment Professional, please call your Investment Professional for instructions.

HOW DO I SET UP AN ACCOUNT?

     You may set up an account directly in the Portfolio or you may invest in the Portfolio through your Investment Professional. See page 12 for information on how to invest through your Investment Professional. Shares will be purchased based on the NAV next calculated after CGFSC has received the request in proper form. If you are investing through an Investment Professional, transactions that your Investment Professional initiates should be transmitted to CGFSC before 4:00 p.m. Eastern time in order for you to receive that day's share price. CGFSC must receive payment within three business days after an order is placed. Otherwise, the purchase order may be canceled and you could be held liable for the resulting fees and/or losses. An investor will earn dividends declared, if any, on the day of purchase if the funds are received by CGFSC that day.

HOW DO I INVEST DIRECTLY?

     When opening a new account directly, you must complete and sign an account application and send it to CGFSC, 73 Tremont Street, Boston, MA 02108. Telephone representatives are available at 1-800-442-1941, (option 2) between the hours of 8:00 a.m. to 4:00 p.m. Central Time (9:00 a.m. to 5:00 p.m. Eastern Time), Monday through Friday.

     Investments may be made in several ways:

     BY MAIL: Make your check payable to First Funds: Capital Appreciation Portfolio, and mail it, along with the application, to the address indicated on the application. Your account will be credited on the business day that CGFSC receives your application in good order and processes your transaction.

     BY BANK TRANSFER: Bank transfer allows you to move money between your bank account and your First Funds account. This automatic service allows you to transfer money from your bank account via the Automated Clearing House
(ACH) network to your Portfolio account. First, a Portfolio account must be established, and an application sent to CGFSC. Be sure to indicate on the application under the section Account Privileges that you desire to have this option. Once you have completed this process, you can initiate a bank transfer by contacting CGFSC at 1-800-442-1941, (option 2). Please allow two or three days after the authorization for the transfer to occur.

     BY WIRE: Call 1-800-442-1941, (option 2) to set up your Portfolio account to accommodate wire transactions. To initiate your wire transaction,
call your depository institution.   Federal funds (monies transferred from
one bank to another through the Federal Reserve System with same-day availability) should be wired to:

          Chase Manhattan Bank, N.A.
          ABA #021000021
          First Funds
          Credit DDA #910-2-733335
          (Account Registration)
          (Account Number)
          (Wire Control Number) *See Below*

     Prior to sending wires, please be sure to call 1-800-442-1941, (option 2) to receive a Wire Control Number to be included in the body of the wire (see above).

     Your bank may charge you a fee for this service.

HOW DO I REDEEM SHARES WHEN INVESTING DIRECTLY?

     You may redeem all or a portion of your shares on any day that the Portfolio is open for business. Shares will be redeemed at the NAV next calculated after CGFSC has received the redemption request and will earn dividends declared, if any, through the day prior to redemption. If a Portfolio account is closed, any accrued dividends will be paid at the beginning of the following month.

     You may redeem shares in several ways:

     BY MAIL: Write a "letter of instruction" with your name, the Portfolio's name, your Portfolio account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application, along with a signature guarantee.

     A signature guarantee is designed to protect you, the Portfolio, and its agents from fraud. Your written request requires a signature guarantee if you wish to redeem more than $1,000 worth of shares; if your Portfolio account registration has changed within the last 30 days; if the check is not being mailed to the address on your account; if the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another First Funds account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public.

     BY BANK TRANSFER: When establishing your account in the Portfolio, you must have indicated this account privilege in order to authorize the redemption of monies with the proceeds transferred to your bank account. To authorize a redemption, simply contact CGFSC at 1-800-442-1941, (option 2) and your redemption will be processed at the NAV next calculated. Please allow two or three days after the authorization for monies to reach your bank account.

     BY WIRE: You may make redemptions by wire provided you have established a Portfolio account to accommodate wire transactions. If telephone instructions are received before 4:00 p.m. Eastern time, proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with CGFSC. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to CGFSC at 73 Tremont Street, Boston, Massachusetts, 02108.

     ADDITIONAL REDEMPTION REQUIREMENTS: The Portfolio may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven days. Also, when the NYSE or the New York Federal Reserve is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. In addition, the Portfolio reserves the right to advance the time on that day by which purchase and redemption orders must be received. To the extent that portfolio securities are traded in other markets on days when the NYSE or the New York Federal Reserve is closed, each Portfolio's NAV may be affected on days when investors do not have access to the Portfolios to purchase or redeem shares.

     If you are unable to reach CGFSC by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to CGFSC. In case of suspension of the right of redemption, you may either withdraw your request for redemption or you will receive payment based on the NAV next determined after the termination of the suspension.

HOW DO I INVEST THROUGH MY INVESTMENT PROFESSIONAL?

     If you are investing through your Investment Professional, you may be required to set up a brokerage or agency account. Please call your Investment Professional for information on establishing an account. If you are purchasing shares of the Portfolio through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. Certain features of such programs may impose additional requirements and charges for the services rendered. Your Investment Professional may offer any or all of the services mentioned in this section, and is responsible for initiating all initial purchase transactions. Please contact your Investment Professional for information on these services.

SYSTEMATIC INVESTING PROGRAM

     The Systematic Investing Program offers a simple way to maintain a regular investment program. You may arrange automatic transfers (minimum $25 per transaction) from your bank account to your First Funds account on a periodic basis. When you participate in this program, the minimum initial investment in each Portfolio is $250. If you are an employee of First Tennessee or any of its affiliates, the minimum initial investment in the portfolio is $50. You may change the amount of your automatic investment, skip an investment, or stop the Systematic Investing Program by calling CGFSC at 1-800-442-1941, (option 2) or your Investment Professional at least three Business Days prior to your next scheduled investment date.

SYSTEMATIC WITHDRAWAL PLAN

     You can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Plan payments are drawn from share redemptions and must be in the amount of $100 or more per Portfolio per month. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted. Please contact your Investment Professional for more information.

ADDITIONAL INFORMATION

     TAX-DEFERRED RETIREMENT PLANS: Retirement plans can offer significant tax savings to individuals. Please call ALPS at 1-800-442-1941 (option 1) or your Investment Professional for more information on the plans and their benefits, provisions and fees. CGFSC or your Investment Professional can set up your new account in the Portfolio under one of several tax-deferred plans. These plans let you invest for retirement and defer the tax on your investment income. Minimums may differ from those listed on page 9. Plans include Individual Retirement Accounts (IRAs), Rollover IRAs, Keogh Plans, and Simplified Employee Pension Plans (SEP-IRAs).

CLASS II

PUBLIC OFFERING PRICE

     The public offering price for Class II shares is the sum of the NAV plus a sales load. As indicated below, a portion of this load may be reallowed to Investment Professionals which have entered into an agreement with ALPS, the Portfolio's Distributor (Service Organizations). You may calculate your sales load as follows:

                        TOTAL SALES LOAD FOR                 REALLOWANCE TO
                          CLASS II SHARES                SERVICE ORGANIZATIONS
                        -----------------------------    ---------------------
                         AS A % OF OFFERING    AS A %    AS A % OF OFFERING
AMOUNT OF TRANSACTION    PRICE PER SHARE       OF NAV    PRICE PER SHARE

Less than $50,000        5.75                  6.10      5.00
$50,000 to $99,999       4.50                  4.71      4.00
$100,000 to $249,999     3.50                  3.63      3.00
$250,000 to $499,999     2.50                  2.56      2.25
$500,000 to $999,999     1.50                  1.52      1.25
$1,000,000 and over      0.50                  0.50      0.40

     The reallowance to Service Organizations may be changed from time to time. ALPS, at its expense, may provide additional non-cash promotional incentives to eligible representatives of Service Organizations in the form of attendance at a sales seminar at a resort. These incentives may be limited to certain eligible representatives of Service Organizations who have sold significant numbers of shares of any of the Portfolios of the Trust.

     You may purchase Class II shares without a sales load if the purchase will be (a) through a First Funds sponsored IRA; (b) through an IRA, 401 Plan, 403 Plan or directed agency account if the trustee, custodian, or agent thereof is a direct or indirect subsidiary or franchisee bank of First Tennessee or its affiliates; (c) by registered representatives, directors, advisory directors, officers and employees (and their immediate families) of First Tennessee or its affiliates; (d) by a current or former Trustee, officer or employee of First Funds; the spouse of a First Funds Trustee, officer or employee; a First Funds Trustee acting as a custodian for a minor child of a First Funds Trustee, officer or employee; or the child of a current or former Trustee, officer or employee of First Funds who has reached the age of majority; (e) by a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code); (f) for use in a financial institution or investment adviser managed account for which a management or investment advisory fee is charged; (g) with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge within the past 60 days upon presentation of purchase verification information; or (h) through certain promotions where the load is waived for investors.

     In addition, you will not pay a sales load on the reinvestment of dividends or distributions in the Portfolio or any other First Funds Portfolio, or in connection with certain share exchanges as described under "How Are Investments, Exchanges And Redemptions Made? - Class I, II, and III
- How are Exchanges Made?" on page 12. Further, you generally will not pay a sales load on Class II shares of the Portfolio which you buy using proceeds from the redemption of a First Funds Portfolio which does not charge a front-end load, if you obtained such shares through an exchange for Class II shares which you purchased with a sales load. A sales load will apply to your purchase of Class II shares in the foregoing situation only to the extent that the Portfolio's sales load exceeds the sales load you paid in the prior purchase of the Class II shares.

     In addition, if you purchase Class II shares within 60 days after redeeming shares of the Portfolio, you will receive credit towards the sales load payable on the purchase to the extent of the sales load you paid on the shares you redeemed. This reinstatement privilege may be exercised only with respect to redemptions and purchases in the same First Funds Portfolio. The reinstatement privilege can be exercised only one time with respect to any particular redemption.

QUANTITY DISCOUNTS

     You may be entitled to reduced sales charges through the Right of Accumulation or a Letter of Intent, even if you do not make an investment of a size that would normally qualify for a quantity discount.

     To qualify for a reduction of or exception to the sales load, you or your Investment Professional must notify the Transfer Agent, CGFSC at the time of purchase or exchange. The reduction in sales load is subject to confirmation of your holdings through a check of records. The Trust may modify or terminate quantity discounts at any time. For more information about quantity discounts, contact your Service Organization or ALPS at 1-800-442-1941 (option 1).

     RIGHT OF ACCUMULATION. The sales charge schedule under the heading "How Are Investments, Exchanges And Redemptions Made? - Public Offering Price" shows that the sales load you will pay on Class II shares is reduced as your aggregate investment increases. The Right of Accumulation allows you to combine certain First Funds investments to determine your aggregate investment and the applicable reduced sales load. You may combine the amount of your investment in the Portfolio's Class II shares with the value of your investment in Class II of any other First Funds Portfolio you own and on which you paid a sales load. If you are a participant in a First Funds IRA or if you are a trustee or custodian of another type of First Funds retirement plan, you may also include as part of your aggregate investment any holdings through the IRA or in the plan even if a load was not paid. If for example, you beneficially own Class II shares of a First Funds Portfolio with an aggregate current value of $99,000 and you subsequently purchase shares of the Portfolio having a current value of $1,000, the load applicable to the subsequent purchase would be reduced to 3.50% of the offering price. Similarly, each subsequent purchase of First Funds Class II shares may be added to your aggregate investment at the time of purchase to determine the applicable sales loads.

     LETTER OF INTENT. A Letter of Intent allows you to purchase Class II shares over a 13-month period at a reduced sales charge. The sales charge is based on the total amount you intend to purchase plus the total net asset value of Class II shares which you already own on which you have paid a sales load. If you are a participant in a First Funds IRA or if you are a trustee or custodian of another type of First Funds retirement plan, you may also credit towards completion of your Letter of Intent any Class II shares held through the IRA or in the plan, even if a load was not paid. Each investment you make during the period may be made at the reduced sales charge that would apply to the total amount you intend to invest. The reduced sales load applies only to new purchases. If you do not invest the total amount within the period, you may pay the difference between the higher sales charge rate that would have been applied to the purchases you made and the reduced sales charge rate you have paid. Shares of the Portfolio equal to 5% of the amount you intend to invest will be held in escrow and, if you do not pay the difference within 20 days following the mailing of a request, the Transfer Agent will redeem a sufficient amount of your escrowed shares to pay the additional sales charge. After the terms of your Letter of Intent are fulfilled, the Transfer Agent will release your escrowed shares.

     If your purchases qualify for a further sales load reduction in addition to that indicated in the Letter of Intent, the sales load will be adjusted to reflect your total purchases. Signing a Letter of Intent does not bind you to purchase the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. To apply, sign the Letter of Intent form at the time you purchase Class II shares. You will be entitled to the applicable sales load that is in effect at the date you submit the Letter of Intent until you complete your intended purchase.

     QUALIFICATION OF DISCOUNTS. As shown in the schedule of Class II sales charges, larger purchases may result in lower sales charges to you. For purposes of determining the amount of purchases using the Right of Accumulation and Letter of Intent privileges, you may combine your purchase with:

     - purchases by your spouse or his, her or your joint account or for the account of any minor children, and

     - the aggregate investment of any trustee or other Institutional Investor for you and/or your spouse or your minor children.

A trustee or custodian of any qualified pension or profit sharing plan may combine its aggregate purchases.

     OTHER. Class II shares also incur Shareholder Servicing Fees. See discussion under "WHAT ADVISORY AND OTHER FEES DOES THE PORTFOLIO PAY? - Distribution Plans and Shareholder Servicing Plans."

CLASS III

     Class III shares are bought without a front-end load; that is, the offering price for such shares will be their NAV. Class III shares incur Distribution Fees and Shareholder Servicing Fees. See discussion under "WHAT ADVISORY AND OTHER FEES DOES THE PORTFOLIO PAY? - Distribution Plans and Shareholder Servicing Plans."

CLASS I, II AND III

HOW ARE PORTFOLIO SHARES VALUED?

     The term "net asset value per share," or NAV, means the worth of one share. The NAV of each Class of the Portfolio is calculated by adding that Class' pro rata share of the value of all securities and other assets attributable to the Portfolio, deducting that Class' pro rata share of Portfolio liabilities, further deducting Class specific liabilities, and dividing the result by the number of shares outstanding in that Class.

     The Portfolio is open for business each day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (New York Federal Reserve) are open (a Business Day). The NAV is calculated at the close of the Portfolio's Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern time).

     The Portfolio's securities and other assets are valued primarily on the basis of market quotations furnished by pricing services, or if quotations are not available, by a method that the Trustees believe accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary United States market in which they are traded or, if not traded on a U.S. market, then their primary foreign market, and translated from foreign market quotations into U.S. dollars using current exchange rates.

     DISTRIBUTION OPTIONS: The Portfolio earns dividends from its stocks and interest from bond, money market, and other fixed-income investments. These are passed along as dividend distributions. The Portfolio may realize capital gains if it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. Income dividends for the Portfolio are declared and paid monthly.

     When you fill out your account application, you can specify how you want to receive your distributions. Currently, there are three available options:

     1. REINVESTMENT OPTION. Your dividend distributions and capital gain distributions, if any, will be automatically reinvested in additional shares of the Portfolio. Reinvestment of distributions will be made at that day's NAV. If you do not indicate a choice on your application, you will be assigned this option.

     2. CASH OPTION. You will be sent a check for each dividend and capital gain distribution, if any. Distribution checks will be mailed no later than seven days after the last day of the month.

     3. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

HOW ARE EXCHANGES MADE?

     An exchange is the redemption of shares of one Portfolio and the purchase of shares of another. The exchange privilege is a convenient way to sell and buy shares of other Portfolios registered in an investor's state. Except as noted below, the Portfolio's shares may be exchanged for the same Class shares of other First Funds Portfolios. The redemption and purchase will be made at the next determined NAV after the exchange request is received and accepted by CGFSC. You may execute exchange transactions by calling CGFSC at 1-800-442-1941 (option 2) prior to 4:00 p.m. Eastern Time on any Business Day.

     Class II shares of the First Funds Money Market Portfolios are not currently available for investment. Investors in Class II shares wishing to exchange into one of the Money Market Portfolios will receive Class III shares.

     When making an exchange or opening an account in another Portfolio by exchange, the registration and tax identification numbers of the two accounts must be identical. In order to open a new account through exchange, the minimum initial investment requirements must be met.

     Each exchange may produce a gain or loss for tax purposes. In order to protect the Portfolio's performance and its shareholders, First Tennessee discourages frequent exchange activity by investors in response to short-term market fluctuations. The Portfolio reserves the right to refuse any specific purchase order, including certain purchases by exchange if, in First Tennessee's opinion, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be affected adversely. Exchanges or purchase orders may be restricted or refused if the Portfolio receives or anticipates individual or simultaneous orders affecting significant portions of the Portfolio's assets. Although the Portfolio will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Portfolio reserves the right to modify or withdraw the exchange privilege and to suspend the offering of shares in any Class without notice to shareholders. You or your Institutional Investor, if you are invested in Class I will receive written confirmation of each exchange transaction.

     Exchanges are generally not permitted from Class I to another Class. Should a beneficial owner of Class I shares cease to be eligible to purchase shares of Class I, Class I shares held in an Institutional Account may be converted to shares of another Class.

STATEMENTS AND REPORTS

     You, or if Class I, the Institutional Investor, will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. A statement with tax information will be mailed by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you, or if Class I, the Institutional Investor will receive the Portfolio's financial statements. To reduce expenses, only one copy of the Portfolio's reports (such as the Prospectus and Annual Report) will be mailed to each investor or, if Class I, each Institutional Investor. Please write to ALPS to request additional copies.

------------------------------------------------------------------------------
                        HOW IS PERFORMANCE CALCULATED?
------------------------------------------------------------------------------

     From time to time the Portfolio may quote the yield of Class I, II or III shares in advertisements or in reports or other communications with shareholders. The YIELD is a way of showing the rate of income that the Portfolio earns on its investments as the percentage of its share price. To calculate yield, the Portfolio takes the net investment income it earned from its portfolio securities for a 30-day period, divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on share price at the end of the 30-day period. Yields do not reflect gains or losses from portfolio transactions. Yields are calculated according to accounting methods that are standardized for all mutual funds. Because yield accounting methods differ from the methods used for other accounting purposes, the Portfolio's yield may not equal its distribution rate, the income paid to an account, or the income reported in financial statements. The Portfolio's investment objective is to seek capital appreciation. Therefore, it does not expect to generate a significant yield.

     TOTAL RETURN for Class I, II or III of the Portfolio is based on the overall dollar or percentage change in value of a hypothetical investment, assuming dividends are reinvested. A CUMULATIVE TOTAL RETURN reflects performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in performance, you should recognize that they are not the same as actual year-by-year results. The yield and total returns of the three Classes of the Portfolio are calculated separately due to separate expense structures as indicated in the "Summary Of Portfolio Expenses"; the yields and total returns of Class II and Class III will be lower than that of Class I.

     For additional performance information, contact your Investment Professional or ALPS for a free Statement of Additional Information for the Portfolio.

------------------------------------------------------------------------------
                            PORTFOLIO TRANSACTIONS
------------------------------------------------------------------------------

     Broker-dealers are utilized to conduct securities transactions for the Portfolio and are chosen based upon professional ability and quality of service. In addition the Portfolio's investment advisers may consider a broker-dealer's sales of shares of the Portfolio or recommendations to its customers that they purchase shares of the Portfolio as a factor in the selection of broker-dealers to execute transactions for the Portfolio. In placing business with such broker-dealers, the advisers will seek the best execution of each transaction.

     Higher commissions may be paid to firms that provide research services to the extent permitted by law. The frequency of portfolio transactions - the Portfolio's portfolio turnover rate - will vary from year to year depending on market conditions. [ ] does not anticipate that the Portfolio's turnover rate will exceed 100% over the coming year.

------------------------------------------------------------------------------
           WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?
------------------------------------------------------------------------------

          The Portfolio intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis. Any net capital gains realized are normally distributed in December. Income dividends for the Portfolio, if any, are declared and paid monthly.

          FEDERAL TAXES. Distributions from the Portfolio's taxable income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. A portion of the Portfolio's dividends may qualify for the dividends-received deduction for corporations. Distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Portfolio will send each investor or, if Class I, each Institutional Investor an IRS Form 1099-DIV by January 31 of each year.

          CAPITAL GAINS. A capital gain or loss may be realized when shares of the Portfolio are redeemed or exchanged. For most types of accounts, the Portfolio will report the proceeds of redemptions to each investor or, if Class I, the Institutional Investor, and the IRS annually. However, because the tax treatment also depends on the purchase price and your personal tax position, regular account statements should be used to determine the tax gain or loss.

          "BUYING A DIVIDEND." On the record date for a capital gain distribution or an income dividend, the Portfolio's share price is reduced by the amount of the distribution. If shares are bought just before the record date ("buying a dividend"), the full price for the shares will be paid, and a portion of the price will be received back as a taxable distribution.

          OTHER TAX INFORMATION. The information above is only a summary of some of the federal tax consequences generally affecting the Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal tax, distributions may be subject to state, local or foreign taxes.
    Institutional Investors and other shareholders should consult their tax advisor for details and up-to-date information on the tax laws in your state to determine whether the Portfolio is suitable given your particular tax situation. It is not anticipated that the Portfolio's distributions will be exempt from Tennessee personal income tax, except to the extent that any distributions of income are attributable to interest on bonds or securities of the U.S. government or any of its agencies or instrumentalities.

          When you sign your account application, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you do not comply with IRS regulations, the IRS can require the Portfolio to withhold 31% of taxable distributions from your account.

------------------------------------------------------------------------------
               WHAT ADVISORY AND OTHER FEES DOES THE PORTFOLIO PAY?
------------------------------------------------------------------------------

          INVESTMENT ADVISORY AND MANAGEMENT AND SUB-ADVISORY AGREEMENTS. For managing its investment and business affairs, the Portfolio is obligated to pay First Tennessee, 4990 Poplar Avenue, Memphis, Tennessee, a monthly management fee at the annual rate of [ ] of its average net assets. First Tennessee has voluntarily agreed to waive its fees down to [ ] of the Portfolio's average net assets. This voluntary waiver can be discontinued at any time.

          Under the Investment Advisory and Management Agreement, First Tennessee may, with the prior approval of the Trustees, engage one or more sub-advisers which may have full investment discretion to make all determinations with respect to the investment and reinvestment of all or any portion of the Portfolio's assets, subject to the terms and conditions of the Investment Advisory and Management Agreement and the written agreement with any such sub-adviser. In the event one or more sub-advisers is appointed by First Tennessee, First Tennessee shall monitor and evaluate the performance of such sub-advisers, allocate Portfolio assets to be managed by such sub-advisers, recommend any changes in or additional sub-advisers when appropriate and compensate each sub-adviser out of the investment advisory fee received by First Tennessee from the Portfolio.

          First Tennessee has experience as an investment adviser to individual, corporate and institutional advisory clients, pension plans and collective investment funds, with approximately $13.8 billion in assets under administration (including nondiscretionary accounts) and $5.3 billion in assets under management as of June 30, 1996, as well as experience in supervising sub-advisers.

          [ ] serves as the Sub-Adviser for the Portfolio subject to the supervision of First Tennessee and pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee.
    [Additional Sub - Adviser Information to be added]

          ADMINISTRATOR AND DISTRIBUTOR. ALPS, 370 17th Street, Suite 2700, Denver Colorado, 80202, serves as the Administrator and Distributor for the Portfolio. As Administrator, ALPS assists in the Portfolio's administration and operation, including but not limited to, providing office space and various legal and operational services in connection with the regulatory requirements applicable to the Portfolio. ALPS is entitled to receive from the Portfolio a monthly fee at the annual rate of .15% of average net assets. ALPS has voluntarily agreed to waive its full administration fee for the first six months of the Portfolio's operation.

          First Tennessee serves as the Co-Administrator for the Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services.
    First Tennessee is entitled to receive from the Portfolio a monthly fee at the annual rate of .05% of average net assets.

          As the Distributor, ALPS sells shares of the Portfolio as agent on behalf of the Trust at no additional cost to the Trust. First Tennessee and its affiliates do not participate in and are not responsible for selling as an agent on behalf of the Trust, underwriting or distributing Trust shares. Consistent with applicable law, affiliates of First Tennessee may receive commissions or asset-based fees.

          TRANSFER AGENT AND CUSTODIAN. Chase Global Funds Services Company, a division of Chase Manhattan Bank, N.A. (CGFSC), provides transfer agent and related services for the Portfolio. Chase Manhattan Bank, N.A. is Custodian of the Portfolio's assets.

          PRICING AND ACCOUNTING. CGFSC calculates the NAV and dividends of each Class and maintains the portfolio and general accounting records.

          DISTRIBUTION PLANS AND SHAREHOLDER SERVICING PLANS. The Trustees have adopted a Distribution Plan on behalf of Class III of the Portfolio pursuant to Rule 12b-1 (the Rule) under the 1940 Act. The NASD subjects asset-based sales charges to its maximum sales charge rule. Fees paid pursuant to the Portfolio's Distribution Plan will be limited by the restrictions imposed by the NASD rule. The Distribution Plan provides for payment of a fee to ALPS at the annual rate of .75% of the average net assets of Class III.
    All or a portion of these fees will in turn be paid to Investment Professionals as compensation for selling shares of Class III and for providing ongoing sales support services. The Trustees have also adopted Shareholder Servicing Plans on behalf of Class II and III of the Portfolio, under which Service Organizations are paid at the annual rate of .25% of each Class' average net assets, for shareholder services and account maintenance, including responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting. The Distribution Fees are expenses of Class III and the Shareholder Servicing Fees are expenses of Class II and III in addition to the Management Fee and the Administration and Co-Administration Fees, and will reduce the net income and total return of both Classes.

-------------------------------------------------------------------------------
                           HOW IS THE PORTFOLIO ORGANIZED?
-------------------------------------------------------------------------------

          The Portfolio is a diversified portfolio of First Funds, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992. The Portfolio consists of three separate Classes. The Trustees supervise the Trust's activities and review its contractual arrangements with companies that provide the Trust with services. The Trust is not required to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio or Class with respect to issues affecting that Portfolio or Class, or the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving investment advisory agreements. Shareholders receive one vote for each share owned and fractional votes for fractional shares owned. A Portfolio or Class votes separately with respect to issues affecting only that Portfolio or Class. Pursuant to the Declaration of Trust, the Trustees have the authority to issue additional Classes of shares for the Portfolio.

    PORTFOLIO MANAGEMENT

          [Insert biographies of portfolio manager(s) here.]

-------------------------------------------------------------------------------
          INVESTMENT INSTRUMENTS, TRANSACTIONS, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

          The following paragraphs provide a brief description of the securities in which the Portfolio may invest and the transactions each may make. The Portfolio is not limited by this discussion, however, and may purchase other types of securities and may enter into other types of transactions if they are consistent with the Portfolio's investment objective and policies.

          EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, ADRs and warrants. Common stock purchased by the Portfolio is evidence of ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. For the most part, however, common stock has more potential for appreciation. Preferred Stock is a Class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

          FOREIGN INVESTMENTS. The Portfolio may invest in foreign securities, which may involve additional risks. Foreign securities and securities denominated in or indexed to foreign currencies may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political, regulatory, or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets, and may offer less protection to investors. In addition to the political and economic factors that can affect foreign securities, a governmental issuer may be unwilling to repay principal and interest when due, and may require that the conditions for payment be renegotiated. These factors could make foreign investments, especially those in developing countries, more volatile. [ ] considers these factors in making foreign investments for the Portfolio.

          The Portfolio may also enter into currency forward contracts (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although currency forward contracts can be used to protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if [ ] fails to predict foreign currency values correctly or employs a strategy that does not correlate well with a Portfolio's investments. A loss to the Portfolio may also result if the counterparty to a transaction fails to perform as obligated. Please see discussion under "Forwards" below.

          DELAYED-DELIVERY AND WHEN-ISSUED TRANSACTIONS. The Portfolio may buy and sell obligations on a when-issued or delayed-delivery basis, with payment and delivery taking place at a future date. The market value of obligations purchased in this way may change before the delivery date, which could increase fluctuations in the Portfolio's share price, yield, and return. Ordinarily, the Portfolio will not earn interest on obligations until they are delivered.

          FORWARDS. A forward represents a contract that obligates the counterparty to buy, and the other to sell, a specific underlying asset at a specific price, amount, and date in the future. Forwards are similar to futures except for the fact that forwards are privately negotiated. The most common type of forward contracts are foreign currency exchange contracts.

          The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

          ILLIQUID SECURITIES. Under the supervision of the Board of Trustees, [ ], under First Tennessee's supervision, determines the liquidity of the Portfolio's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments or securities subject to legal restrictions may involve time-consuming negotiation and legal expenses. It may be difficult or impossible for the Portfolio to sell illiquid or restricted securities promptly at an acceptable price. The Portfolio may invest up to 15% of its net assets in illiquid investments.

          MONEY MARKET INSTRUMENTS are high quality instruments that present minimal credit risk. They may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits and other financial institution obligations. These instruments may carry fixed or variable rates.

          RESTRICTED SECURITIES. The Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists, these restricted securities are not treated as illiquid securities for the purposes of the Portfolio's investment limitations.

          OPTIONS CONTRACTS. An option is a contract that gives the owner the right, but not the obligation, to either buy (call option) or sell (put option) an underlying security or currency at a fixed price for a specified period of time. The Portfolio may buy and sell (write) put and call options contracts to manage its exposure to changing interest rates and security prices. To the extent it invests in securities denominated in foreign currencies, the Portfolio may also buy and sell options contracts to manage exposure to currency exchange rates. Some option strategies, including buying puts and writing calls, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including writing puts and buying calls, tend to increase market exposure. Options may be combined with each other in order to adjust the risk and return characteristics of the overall strategy. The Portfolio may enter into forward contracts for settlement or hedging purposes. The Portfolio may invest in options based on any type of security, index, or currency, including options traded on foreign exchanges and options not traded on exchanges.

          Options can be volatile investments and involve certain risks. If [ ] applies a hedge at an inappropriate time or judges market conditions incorrectly, options strategies may result in a loss and lower the Portfolios return. The Portfolio could also experience losses if the prices of its options positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. The use of options may increase the volatility of the Portfolio and may involve the investment of a small amount of cash relative to the risk assumed.

          The Portfolio will be able to hedge its total assets by writing calls or purchasing puts under normal conditions. In addition, the Portfolio will not write puts whose underlying value exceeds 25% of total assets, and will not buy calls with a value exceeding 5% of total assets.

          REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to a repurchase agreement or a securities loan, the Portfolio could experience delays in recovering its cash or the securities it lent. To the extent that, in the meantime, the value of the obligations purchased had decreased, or the value of obligations lent had increased, a Portfolio could experience a loss. In all cases, [ ] must find the creditworthiness of the other party to the transaction satisfactory.

          U.S. GOVERNMENT OBLIGATIONS purchased by the Portfolio are debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government obligations are backed by the full faith and credit of the United States. For example, obligations issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Obligations issued by the Federal Home Loan Bank are supported only by the credit of the agency. There is no guarantee that the government will support these types of obligations, and therefore they involve more risk than other government obligations.

          U.S. TREASURY OBLIGATIONS purchased by the Portfolio are obligations issued by the United States and backed by its full faith and credit.

          ZERO COUPON BONDS purchased by the Portfolio do not make regular interest payments; instead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

          A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

          The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. The risks of these securities are similar to those of other debt securities, although they may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. Original issue zeros are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

                                 INVESTMENT ADVISER


                     First Tennessee Bank National Association
                                    Memphis, TN


                                    SUB-ADVISER


                                      [      ]


                                      OFFICERS


                           Richard C. Rantzow, President
                             James V. Hyatt, Secretary
                             Jeremy O. May, Treasurer


                                      TRUSTEES


                                Thomas M. Batchelor
                                   John A. DeCell
                                 L.R. Jalenak, Jr.
                                  Larry W. Papasan
                                 Richard C. Rantzow


                           ADMINISTRATOR AND DISTRIBUTOR


                          ALPS Mutual Funds Services, Inc.
                                     Denver, CO


                      TRANSFER AND SHAREHOLDER SERVICING AGENT


                        Chase Global Funds Services Company
                                     Boston, MA

                                     CUSTODIAN

                             Chase Manhattan Bank, N.A.
                                     New York, NY

[LOGO]

FIRST FUNDS                                                 370 17th Street
                                                                 Suite 2700
INTERMEDIATE BOND PORTFOLIO                         Denver, Colorado  80202

--------------------------------------------------------------------------------
Prospectus for Class I, II, and III

              , 1997
--------------------------------------------------------------------------------

     First Funds (the Trust) offers investors a convenient and economical means of investing in a professionally managed fixed income mutual fund. The objective of the Intermediate Bond Portfolio (the Portfolio) is to seek current income consistent with less volatility of principal by investing primarily in intermediate term fixed income securities. The Portfolio's net asset value per share will fluctuate in response to changes in the value of its investments.

     This Prospectus is designed to provide you with information that you should know before investing. Please read and retain this document for future reference. This Prospectus offers Class I, II and III shares of the Portfolio. Class I shares are designed exclusively for investment of monies held in non-retail trust, advisory, agency, custodial or similar accounts (Institutional Accounts). Class I shares may be purchased for Institutional Accounts by financial institutions, business organizations, corporations, municipalities, non-profit institutions and other entities serving in trust, advisory, agency, custodial or similar capacities (each, an Institutional Investor and collectively, Institutional Investors) that meet the investment threshold for this Class of shares. Class II and III shares are designed for individuals and other investors who seek mutual fund investment convenience plus a lower investment minimum. These Classes offer investors differing expense and sales load structures to choose between. See "Expense Summary" on page 3.

     A Statement of Additional Information (dated          , 1997) for the
Portfolio has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. This Prospectus and the Statement of Additional Information are available free upon request from ALPS Mutual Funds Services, Inc., (ALPS) the Portfolio's Distributor. Please call ALPS at 1-800-442-1941 (option 1) for more information concerning each class of shares. If you are investing through a broker, other financial institution or adviser (Investment Professional), please contact that institution directly.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, FIRST TENNESSEE BANK NATIONAL ASSOCIATION OR ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR JURISDICTION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

                                                                IB-pro-97

--------------------------------------------------------------------------------
                              TABLE OF CONTENTS
                                                                            Page
                                                                            ----
Summary Of Portfolio Expenses...............................................  3
What Is The Investment Objective Of The Portfolio?..........................  4
Is The Portfolio A Suitable Investment?; Investment Risks...................  5
What Are The Portfolio's Investment Policies and Limitations?...............  5
How Are Investments, Exchanges And Redemptions Made?........................  6
How Is Performance Calculated?.............................................. 13
Portfolio Transactions...................................................... 14
What Is The Effect Of Federal Income Tax On This Investment?................ 14
What Advisory And Other Fees Does The Portfolio Pay?........................ 14
How Is The Portfolio Organized?............................................. 16
Investment Instruments, Transactions, Strategies And Risks.................. 16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        SUMMARY OF PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

     The purpose of the table below is to assist you in understanding the various costs and expenses that you would bear directly or indirectly. This standard format was developed for use by all mutual funds to help you make your investment decisions. The information below is based upon anticipated operating expenses.

A.  EXPENSE SUMMARY

                                               INTERMEDIATE
                                              BOND PORTFOLIO
                                       -----------------------------
SHAREHOLDER TRANSACTION EXPENSES:      CLASS I   CLASS II  CLASS III
                                       -------   --------  ---------
Maximum Sales Load on Purchases
  (as a percentage of offering price)   None       3.75%     None
Sales Load Imposed on Reinvested
  Distributions                         None       None      None
Deferred Sales Load                     None       None      None
Redemption Fees                         None       None      None
Exchange Fee                            None       None      None

ANNUAL PORTFOLIO OPERATING EXPENSES (as a percentage of average net assets)
Management Fees*                        [  ]       [  ]      [  ]
12b-1 Fees                              .00%       .00%      .75%
Shareholder Servicing                   .00%       .25%      .25%
Other Expenses*                         [  ]       [  ]      [  ]
                                        ----       ----      ----
Total Portfolio Operating Expenses*     [  ]       [  ]      [  ]
                                        ----       ----      ----
                                        ----       ----      ----
*Net of expense waivers

     ANNUAL PORTFOLIO OPERATING EXPENSES. The Portfolio is obligated to pay Management Fees to First Tennessee Bank National Association (First Tennessee) for managing the Portfolio's investments. First Tennessee has voluntarily agreed to waive its investment advisory fee to [ ] of the Portfolio's average net assets, however, there is no guarantee that the waiver will continue. The Portfolio incurs Other Expenses, including Administration and Co-Administration Fees, for maintaining shareholder records, furnishing shareholder statements and reports, and other services. ALPS, the Administrator, is entitled to .15% of the Portfolio's average net assets for administration services. ALPS has voluntarily agreed to waive its full administration fee for the first six months of the Portfolio's operation. First Tennessee, the Co-Administrator, is entitled to and charges .05% of the Portfolio's average net assets for co-administration services.

     If the waivers were not in effect, Management Fees would be [   ] for
each Class. Other Expenses and Total Portfolio Operating Expenses would be estimated as follows:


                                                 INTERMEDIATE
                                                BOND PORTFOLIO
                                        -----------------------------
                                        CLASS I   CLASS II  CLASS III
                                        -------   --------  ---------
Other Expenses                            [  ]      [  ]       [  ]
Total Portfolio Operating Expenses        [  ]      [  ]       [  ]

    There is no guarantee that any waivers will continue at their stated levels.

     Management Fees, 12b-1 Fees, Shareholder Servicing Fees, and Other Expenses, are reflected in the Portfolio's share price and are not charged directly to individual accounts. 12b-1 Fees are paid by Class III shares of the Portfolio to ALPS for services and expenses in connection with distribution. Shareholder Servicing Fees are paid by Class II and III shares of the Portfolio to securities brokers or financial institution representatives (Investment Professionals) for services and expenses incurred in connection with providing personal service to shareholders and/or maintenance of shareholder accounts. Long-term shareholders may eventually pay more than the economic equivalent of the maximum 8.50% front-end sales charge permitted by the National Association of Securities Dealers, Inc. (NASD) due to 12b-1 fees. Please see page 16 for further information.

     B. EXAMPLE: You would pay the following expenses for every $1,000 investment in each Class of shares of the Intermediate Bond Portfolio assuming (1) 5% annual return, (2) redemption at the end of each time period,
(3) that operating expenses (net of expense waivers) are the same as described above, and (4) reinvestment of all dividends and distributions. THE RETURN OF 5% AND EXPENSES SHOULD NOT BE CONSIDERED INDICATIONS OF ACTUAL OR EXPECTED PERFORMANCE OR PORTFOLIO OPERATING EXPENSES, BOTH OF WHICH MAY VARY
SIGNIFICANTLY:

                                                   INTERMEDIATE
                                                  BOND PORTFOLIO
                                          -----------------------------
                                          CLASS I   CLASS II  CLASS III
                                          -------   --------  ---------
  1 year                                    [  ]      [  ]*      [  ]
  3 years                                   [  ]      [  ]*      [  ]

*Reflects imposition of maximum sales charge at the beginning of the period.

--------------------------------------------------------------------------------
             WHAT IS THE INVESTMENT OBJECTIVE OF THE PORTFOLIO?
--------------------------------------------------------------------------------

     First Tennessee serves as Investment Adviser to the Portfolio and, with prior approval of the Board of Trustees (Trustees), has engaged Highland Capital Management Corp. (Highland), to act as Sub-Adviser to the Portfolio. Subject to First Tennessee's supervision, Highland is responsible for the day-to-day investment management of the Portfolio, including providing investment research and credit analysis concerning Portfolio investments and conducting a continuous program of investment of Portfolio assets in accordance with the investment policies and objective of the Portfolio. For additional information about the Portfolio's investment advisory arrangements, see "What Advisory And Other Fees Does The Portfolio Pay? - Investment Advisory and Management Agreements".

     The investment objective of the Portfolio is to seek high current income consistent with the preservation of capital by investing at least 65% of its total assets in intermediate term fixed income securities. There is no assurance that the Portfolio will achieve its investment objective. The permitted investments of the Portfolio are as follows:

     The Portfolio will invest primarily in U.S. government obligations; investment grade debt of U.S. corporations; mortgage-backed securities, such as Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation obligations, and investment grade asset-backed securities. The Sub-Adviser expects to invest a major portion of its portfolio (at least 65% of total assets) in investment grade debt securities, which are considered to be those rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation. Investment grade securities are generally of medium to high quality. Accordingly, the Portfolio will not be invested in securities judged by the Sub-Adviser to be predominantly speculative or of poor quality, although it may invest in securities rated in the lower end of the Investment grade category (Baa/BBB), if the Sub-Adviser deems that such securities present attractive investment opportunities. Securities rated Baa/BBB may have speculative characteristics and may be more sensitive to economic changes in the financial conditions of issuers. The Portfolio may also invest in unrated securities. Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. The Portfolio relies more on the Sub-Adviser's credit analysis when investing in debt securities that are unrated.

     The Portfolio also may invest in foreign currencies and make investments in foreign securities. The Portfolio may buy or sell securities on a when-issued or delayed-delivery basis, engage in dollar roll transactions, invest in options, and purchase zero coupon bonds, illiquid and restricted securities, and shares in other investment companies. The Portfolio may, for temporary and liquidity purposes, invest without limit in short-term money market securities.


     The Portfolio will generally invest primarily in short to intermediate bonds. While it may invest in obligations of any maturity, its dollar-weighted average portfolio maturity will generally range between 3 and 6 years depending on the interest rate and investment environment. If the Sub-Adviser determines that market conditions warrant a shorter or longer average maturity within the range, the Portfolio's investments will be adjusted accordingly.

     See "Investment Instruments, Transactions, Strategies And Risks" for a further discussion of the Portfolio's investments.

--------------------------------------------------------------------------------
           IS THE PORTFOLIO A SUITABLE INVESTMENT?; INVESTMENT RISKS
--------------------------------------------------------------------------------

     By itself, the Portfolio does not constitute a balanced investment plan. The Portfolio emphasizes current income by investing primarily in intermediate term, fixed income securities. An increase in interest rates generally will reduce the value of portfolio investments of the Portfolio and a decline in interest rates will generally increase the value of its portfolio investments. Short-term obligations (such as instruments with maturities of one year or less) generally offer greater stability and are less sensitive to interest rate changes. Intermediate-term bonds of the type in which the Portfolio will invest offer less stability and are more sensitive to interest rate changes, but generally offer higher yields. Further, investment in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. issuers. The Portfolio's share price, yield and total return will fluctuate. An investment in the Intermediate Bond Portfolio may be worth more or less than the original cost when shares are redeemed.

     In addition, the Portfolio may invest in instruments and securities generally known as derivative investments. These investments may include the use of put and call option contracts, stripped fixed-income obligations and mortgage-backed and asset-backed pass-through securities. Highland may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the Portfolio achieve its investment objective. Use of these instruments and techniques can alter the risk and return characteristics of the Portfolio. They may increase the Portfolio's volatility and may involve the investment of small amounts of cash relative to the magnitude of the risk assumed. They may also result in a loss of principal if Highland judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investment strategy. With respect to mortgage-backed securities, risks include a sensitivity to the rate of prepayments in that, although the value of fixed-income securities generally increase during periods of falling interest as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities. Asset-backed securities involve the risk that such securities do not usually have the benefit of a complete security interest in the related collateral. Positions in options involve the risk that such options may fail as a hedging technique and that closing transactions may not be effected where a liquid secondary market does not exist.

      Highland believes that by lessening the effect of bond market declines, investors should experience greater overall returns; accordingly, Highland may address market risk through a strategy of adjusting the dollar-weighted average maturity of the Portfolio to reflect changing economic and interest rate environments. The timing of Portfolio transactions in response to anticipated changes in interest rate trends is important to the successful application of such strategies. Bond funds such as the Portfolio are generally subject to two risk factors: (1) credit risk, and (2) interest rate risk. The Portfolio will seek to manage credit risk by investing only in investment-grade securities as described previously. In the event a security's credit rating is downgraded, its value can be expected to decrease. Highland may elect to continue to hold such securities. The Portfolio will seek to manage interest rate risk by limiting its dollar-weighted average portfolio maturity to between 3 and 6 years.

     Further information about the types of securities in which the Portfolio may invest and their related risks, as well as the investment policies of the Portfolio in general are set forth in the section "Investment Instruments, Transactions, Strategies and Risks" and in the Statement of Additional Information.

--------------------------------------------------------------------------------
         WHAT ARE THE PORTFOLIO'S INVESTMENT POLICIES AND LIMITATIONS?
--------------------------------------------------------------------------------

     INVESTMENT LIMITATIONS. The Portfolio has adopted the following investment limitations:

         (1) With respect to 75% of the Portfolio's assets, the Portfolio will not purchase a security, other than U.S. government securities, if, as a result, (a) more than 5% of its total assets would be invested in the securities of any single issuer; or (b) the Portfolio would own more than 10% of the voting securities of any single issuer.

         (2) The Portfolio will not invest 25% or more of its total assets in a particular industry, other than U.S. government obligations.

         (3)(a) The Portfolio may borrow money solely for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets; (b) the Portfolio may borrow money from banks, or by engaging in reverse repurchase agreements; and (c) the Portfolio will not purchase securities when borrowings exceed 5% of its total assets. If the Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. To this extent, purchasing securities when borrowings are outstanding may involve an element of leverage.

          (4)(a) The Portfolio may temporarily lend its portfolio securities to broker-dealers and institutions, but only when the loans are fully collateralized; and (b) loans, in the aggregate, will be limited to 33 1/3% of the Portfolio's total assets.

     Unless otherwise noted, the Portfolio's policies and limitations are not fundamental and may be changed by the Trustees without shareholder approval. The fundamental policies of the Portfolio that require shareholder approval prior to any changes are: the Portfolio's investment objective, and limitations (1), (2), (3)(a), and (4)(b) above. These limitations and the Portfolio's policies are considered at the time of purchase of securities; the sale of securities is not required in the event of a subsequent change in circumstances.

     The investment policies and limitations set forth above are supplemented by the investment policies and limitations in the Statement of Additional Information. No assurance can be made that the Portfolio will achieve its objective, but it will follow the investment style described in this Prospectus.

     From time to time, the Portfolio, to the extent consistent with its investment objective, policies, and restrictions, may invest in securities of companies with which First Tennessee or any affiliates have lending relationships.

--------------------------------------------------------------------------------
              HOW ARE INVESTMENTS, EXCHANGES AND REDEMPTIONS MADE?
--------------------------------------------------------------------------------

CLASS I

WHO MAY INVEST?

     Class I shares are designed exclusively for investment of monies held in non-retail trust, advisory, agency, custodial or similar Institutional Accounts. Class I shares may be purchased for Institutional Accounts by financial institutions, business organizations, corporations, municipalities, non-profit institutions, and other Institutional Investors serving in a trust, advisory, agency, custodial or similar capacity who meet the investment minimum.

HOW IS AN INSTITUTIONAL ACCOUNT ESTABLISHED?

     An initial investment must be preceded by or made in conjunction with the establishment of an Institutional Account with an Institutional Investor. Establishment of an Institutional Account may require that documents and applications be completed and signed before the investment can be implemented. The Institutional Investor may require that certain documents be provided prior to making a redemption from the Portfolio. Institutional Investors may charge fees in addition to those described herein. Fee schedules for Institutional Accounts are available upon request from the Institutional Investor and are detailed in the agreements by which each client opens an account with an Institutional Investor.


HOW ARE INVESTMENTS MADE?

     Each Institutional Investor will transmit orders to the Transfer Agent, Chase Global Funds Services Company (CGFSC). If an order is received by CGFSC in proper form prior to 4:00 p.m. Eastern Time on any Business Day (as defined in the section "how are investments, exchanges and redemptions made - Class I, II and III - How Are Portfolio Shares Valued?") and the funds are received by CGFSC that day, the investment will earn dividends declared, if any, on the day of purchase. Institutional Investors will wire funds through the Federal Reserve System. Purchases will be processed at the net asset value per share (NAV) calculated after an order is received in proper form and accepted by CGFSC. The Portfolio requires advance notification of all wire purchases. To secure same day acceptance of federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability), an Institutional Investor must call CGFSC at 1-800-442-1941, (option 2) prior to 4:00 p.m. Eastern Time on any Business Day to advise it of the wire. The Trust may discontinue offering its shares in any Class of a Portfolio without notice to shareholders.

     MINIMUM INVESTMENT AND ACCOUNT BALANCE. The minimum initial investment for each Institutional Investor is $100,000. Institutional Investors may satisfy the minimum investment by aggregating their Institutional Accounts within the Portfolio. Subsequent investments may be in any amount. If an Institutional Investor's Class I account falls below $50,000 due to redemption, the Portfolio may close the account. An Institutional Investor may be notified if the mini-mum balance is not being maintained and will be allowed 30 days to make additional investments before its account is closed. Shares will be redeemed at the NAV on the day the account is closed, and proceeds will be sent to the address of record.

     Exchanges are generally permitted from Class I to another class should a beneficial owner of these shares cease to be eligible to purchase shares of Class I. Class I shares held in an Institutional Account may be converted to shares of another Class upon distribution.

HOW ARE REDEMPTIONS MADE?

     Institutional Investors may redeem all or a portion of their account shares on any Business Day. Shares will be redeemed at the NAV next calculated after CGFSC has received the redemption request in proper form and will accrue dividends through the day of redemption. If an account is closed, any accrued dividends will be paid at the beginning of the following month.

     Institutional Investors may make redemptions by wire provided they have established a wire account with CGFSC. Please call 1-800-442-1941 (option 2) to advise CGFSC of the wire. If telephone instructions are received before 4:00 p.m. Eastern Time on any Business Day, proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with CGFSC. The Institutional Investor may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to CGFSC at 73 Tremont Street, Boston, Massachusetts, 02108.

     Pursuant to the Investment Company Act of 1940, as amended (1940 Act), if making immediate payment of redemption proceeds could adversely affect the Portfolio, payments may be made up to seven days later. Also, when the New York Stock Exchange (NYSE) or the Federal Reserve Bank of New York (New York Federal Reserve) is closed (or when trading is restricted) for any reason other than customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. In addition, the Portfolio reserves the right to advance the time on that day by which purchase and redemption orders must be received. To the extent Portfolio securities are traded in other markets on days when either the NYSE or the New York Federal Reserve is closed, the Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares.

     If transactions by telephone cannot be executed (for example, during times of unusual market activity), orders may be placed by mail to CGFSC. In case of suspension of the right of redemption, the Institutional Investor may either withdraw its request for redemption or it will receive payment based on the NAV next determined after the termination of the suspension.

ADDITIONAL INFORMATION

     The Portfolio also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in First Tennessee's opinion, they are of a size that would disrupt management of the Portfolio.

     In order to allow First Tennessee to manage the Portfolio most effectively, Institutional Investors are strongly urged to initiate all trades (investments, exchanges and redemptions of shares) as early in the day as possible and to notify CGFSC at least one day in advance of trades in excess of $1 million. In making these trade requests, the name of the Institutional Investor and the account number(s) must be supplied.

     Transactions may be initiated by telephone. Please note that the Portfolio and its agents will not be responsible for any losses resulting from unauthorized telephone transactions if the Portfolio or its agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. The Portfolio or its agents may also record calls, and an Institutional Investor should verify the accuracy of confirmation statements immediately after receipt. If an Institutional Investor does not want to be able to initiate redemptions and exchanges by telephone, please call CGFSC for instructions.

Class II and III

WHO MAY INVEST?

     Class II and III shares are designed for individuals and other investors who seek mutual fund investment convenience plus a lower investment minimum. These Classes offer investors differing expense and sales load structures to choose between. See "Summary Of Portfolio Expenses" on page 3.

INVESTMENT REQUIREMENTS

     The minimum initial investment in Class II or III shares is $1,000. Subsequent investments may be in any amount greater than $100. If you participate in the Systematic Investing Program or the "A Plus Card Program" (a consumer discount card program provided by "A" Plus Strategic Alliances, Inc., a subsidiary of First Tennessee), the minimum initial investment is $250, and subsequent investments may be in any amount of $25 or greater. If you are an employee of First Tennessee or any of its affiliates and you participate in the Systematic Investing Program, the minimum initial investment is $50, and subsequent investments may be in any amount of $25 or greater. See page 11 for additional information on the Systematic Investing Program. If your balance in the Portfolio falls below the applicable minimum investment requirement due to redemption, you may be given 30 days' notice to reestablish the minimum balance. If you do not reestablish the minimum balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed on the day the account is closed.

     All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $100, and the minimum investment requirement still applies (excluding the specific circumstances, stated above, which reduce the minimum investment requirement). The Portfolio reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.

     You may initiate any transaction either directly or through your Investment Professional. Please note that the Portfolio and its agents will not be responsible for any losses resulting from unauthorized transactions if the Portfolio or its agents follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. Your Investment Professional may also record calls and you should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want to be able to redeem and exchange by telephone, please check the box on your application (if you invest directly) or, if you invest through an Investment Professional, please call your Investment Professional for instructions.

HOW DO I SET UP AN ACCOUNT?

     You may set up an account directly in the Portfolio or you may invest in the Portfolio through your Investment Professional. See page 13 for information on how to invest through your Investment Professional. Shares will be purchased based on the NAV next calculated after CGFSC has received the request in proper form. If you are investing through an Investment Professional, transactions that your Investment Professional initiates should be transmitted to CGFSC before 4:00 p.m. Eastern time in order for you to receive that day's share price. CGFSC must receive payment within three business days after an order is placed. Otherwise, the purchase order may be canceled and you could be held liable for the resulting fees and/or losses. An investment will begin accruing dividends on the day following purchase.

HOW DO I INVEST DIRECTLY?

     When opening a new account directly, you must complete and sign an account application and send it to CGFSC, 73 Tremont Street, Boston, MA 02108. Telephone representatives are available at 1-800-442-1941 between the hours of 8:00 a.m. to 4:00 p.m. Central Time (9:00 a.m. to 5:00 p.m. Eastern Time), Monday through Friday.

     Investments may be made in several ways:

     BY MAIL: Make your check payable to First Funds: Intermediate Bond Portfolio, and mail it, along with the application, to the address indicated on the application. Your account will be credited on the business day that CGFSC receives your application in good order and processes your transaction.

     BY BANK TRANSFER: Bank transfer allows you to move money between your bank account and your First Funds account. This automatic service allows you to transfer money from your bank account via the Automated Clearing House
(ACH) network to your Portfolio account. First, a Portfolio account must be established, and an application sent to CGFSC. Be sure to indicate on the application under the section Account Privileges that you desire to have this option. Once you have completed this process, you can initiate a bank transfer by contacting CGFSC at 1-800-442-1941 (option 2). Please allow two or three days after the authorization for the transfer to occur.

     BY WIRE: Call 1-800-442-1941 (option 2) to set up your Portfolio account to accommodate wire transactions. To initiate your wire transaction, call your depository institution. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:

          Chase Manhattan Bank, N.A.
          ABA #021000021
          First Funds
          Credit DDA #910-2-733335
          (Account Registration)
          (Account Number)
          (Wire Control Number) *See Below*

     Prior to sending wires, please be sure to call 1-800-442-1941 (option 2) to receive a Wire Control Number to be included in the body of the wire (see above).

     Your bank may charge you a fee for this service.

HOW DO I REDEEM SHARES WHEN INVESTING DIRECTLY?

     You may redeem all or a portion of your shares on any day that the Portfolio is open for business. Shares will be redeemed at the NAV next calculated after CGFSC has received the redemption request and will accrue dividends through the day of redemption. If a Portfolio account is closed, any accrued dividends will be paid at the beginning of the following month.

     You may redeem shares in several ways:

     BY MAIL: Write a "letter of instruction" with your name, the Portfolio's name, your Portfolio account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application, along with a signature guarantee.

     A signature guarantee is designed to protect you, the Portfolio, and its agents from fraud. Your written request requires a signature guarantee if you wish to redeem more than $1,000 worth of shares; if your Portfolio account registration has changed within the last 30 days; if the check is not being mailed to the address on your account; if the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another First Funds account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public.

     BY BANK TRANSFER: When establishing your account in the Portfolio, you must have indicated this account privilege in order to authorize the redemption of monies with the proceeds transferred to your bank account. To authorize a redemption, simply contact CGFSC at 1-800-442-1941 (option 2) and your redemption will be processed at the NAV next calculated. Please allow two or three days after the authorization for monies to reach your bank account.

     BY WIRE: You may make redemptions by wire provided you have established a Portfolio account to accommodate wire transactions. If telephone instructions are received before 4:00 p.m. Eastern time, proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with CGFSC. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to CGFSC at 73 Tremont Street, Boston, Massachusetts, 02108.

     ADDITIONAL REDEMPTION REQUIREMENTS: The Portfolio may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven days. Also, when the New York Stock Exchange (NYSE) or the Federal Reserve Bank of New York (New York Federal Reserve) is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed seven days. In addition, the Portfolio reserves the right to advance the time on that day by which purchase and redemption orders must be received. To the extent that portfolio securities are traded in other markets on days when the NYSE or the New York Federal Reserve is closed, each Portfolio's NAV may be affected on days when investors do not have access to the Portfolios to purchase or redeem shares.

     If you are unable to reach CGFSC by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to CGFSC. In case of suspension of the right of redemption, you may either withdraw your request for redemption or you will receive payment based on the NAV next determined after the termination of the suspension.

HOW DO I INVEST THROUGH MY INVESTMENT PROFESSIONAL?

     If you are investing through your Investment Professional, you may be required to set up a brokerage or agency account. Please call your Investment Professional for information on establishing an account. If you are purchasing shares of the Portfolio through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. Certain features of such programs may impose additional requirements and charges for the services rendered. Your Investment Professional may offer any or all of the services mentioned in this section, and is responsible for initiating all initial purchase transactions. Please contact your Investment Professional for information on these services.

SYSTEMATIC INVESTING PROGRAM

     The Systematic Investing Program offers a simple way to maintain a regular investment program. You may arrange automatic transfers (minimum $25 per transaction) from your bank account to your First Funds account on a periodic basis. When you participate in this program, the minimum initial investment in each Portfolio is $250. If you are an employee of First Tennessee or any of its affiliates, the minimum initial investment is $50. You may change the amount of your automatic investment, skip an investment, or stop the Systematic Investing Program by calling CGFSC at 1-800-442-1941 (option 2) or your Investment Professional at least three Business Days prior to your next scheduled investment date.

SYSTEMATIC WITHDRAWAL PLAN

     You can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Plan payments are drawn from share redemptions and must be in the amount of $100 or more per Portfolio per transaction. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted. Please contact your Investment Professional for more information.

ADDITIONAL INFORMATION

     TAX-DEFERRED RETIREMENT PLANS: Retirement plans can offer significant tax savings to individuals. Please call ALPS at 1-800-442-1941 (option 1) or your Investment Professional for more information on the plans and their benefits, provisions and fees. CGFSC or your Investment Professional can set up your new account in the Portfolio under one of several tax-deferred plans. These plans let you invest for retirement and defer the tax on your investment income. Minimums may differ from those listed on page 9. Plans include Individual Retirement Accounts (IRAs), Rollover IRAs, Keogh Plans, and Simplified Employee Pension Plans (SEP-IRAs).

CLASS II

PUBLIC OFFERING PRICE

     The public offering price for Class II shares is the sum of the NAV plus a sales load. As indicated below, a portion of this load may be reallowed to Investment Professionals which are financial institutions which have entered into an agreement with ALPS, the Portfolio's Distributor (Service
Organizations). You may calculate your sales load as follows:

                                                                     REALLOWANCE TO
                             TOTAL SALES LOAD FOR CLASS II SHARES    SERVICE ORGANIZATIONS
                             ------------------------------------    ---------------------
                             AS A % OF OFFERING    AS A %            AS A % OF OFFERING
     AMOUNT OF TRANSACTION   PRICE PER SHARE       OF NAV            PRICE PER
     Less than $100,000      3.75                  3.90              3.25
     $100,000 to $249,999    3.00                  3.09              2.65
     $250,000 to $499,999    2.25                  2.30              2.00
     $500,000 to $999,999    1.50                  1.52              1.25
     $1,000,000 and over     0.50                  0.50              0.40

The reallowance to Service Organizations may be changed from time to time. ALPS, at its expense, may provide additional non-cash promotional incentives to eligible representatives of Service Organizations in the form of attendance at a sales seminar at a resort. These incentives may be limited to certain eligible representatives of Service Organizations who have sold significant numbers of shares of any of the Portfolios of the Trust.

     You may purchase Class II shares without a sales load if the purchase will be (a) through a First Funds sponsored IRA; (b) through an IRA, 401 Plan, 403 Plan or directed agency account if the trustee, custodian, or agent thereof is a direct or indirect subsidiary or franchisee bank of First Tennessee or its affiliates; (c) by registered representatives, directors, advisory directors, officers and employees (and their immediate families) of First Tennessee or its affiliates; (d) by a current or former Trustee, officer or employee of First Funds; the spouse of a First Funds Trustee, officer or employee; a First Funds Trustee acting as a custodian for a minor child of a First Funds Trustee, officer or employee; or the child of a current or former Trustee, officer or employee of First Funds who has reached the age of majority; (e) by a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code); (f) for use in a financial institution or investment adviser managed account for which a management or investment advisory fee is charged; (g) with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge within the past 60 days upon presentation of purchase verification information; or (h) through certain promotions where the load is waived for investors.

     In addition, you will not pay a sales load on the reinvestment of dividends or distributions in the Portfolio or any other First Funds Portfolio, or in connection with certain share exchanges as described under "How Are Investments, Exchanges And Redemptions Made? - Class I, II, and III
- How are Exchanges Made?" on page 14. Further, you generally will not pay a sales load on Class II shares of the Portfolio which you buy using proceeds from the redemption of a First Funds Portfolio which does not charge a front-end load, if you obtained such shares through an exchange for Class II shares which you purchased with a sales load. A sales load will apply to your purchase of Class II shares in the foregoing situation only to the extent that the Portfolio's sales load exceeds the sales load you paid in the prior purchase of the Class II shares.

     In addition, if you purchase Class II shares within 60 days after redeeming shares of the Portfolio, you will receive credit towards the sales load payable on the purchase to the extent of the sales load you paid on the shares you redeemed. This reinstatement privilege may be exercised only with respect to redemptions and purchases in the same First Funds Portfolio. The reinstatement privilege can be exercised only one time with respect to any particular redemption.

QUANTITY DISCOUNTS

     You may be entitled to reduced sales charges through the Right of Accumulation or a Letter of Intent, even if you do not make an investment of a size that would normally qualify for a quantity discount.

     To qualify for a reduction of or exception to the sales load, you or your Investment Professional must notify the Transfer Agent, CGFSC at the time of purchase or exchange. The reduction in sales load is subject to confirmation of your holdings through a check of records. The Trust may modify or terminate quantity discounts at any time. For more information about quantity discounts, contact your Service Organization or ALPS at 1-800-442-1941 (option 1).

     RIGHT OF ACCUMULATION. The sales charge schedule under the heading "How Are Investments, Exchanges And Redemptions Made? - Public Offering Price" shows that the sales load you will pay on Class II shares is reduced as your aggregate investment increases. The Right of Accumulation allows you to combine certain First Funds investments to determine your aggregate investment and the applicable reduced sales load. You may combine the amount of your investment in the Portfolio's Class II shares with the value of your investment in Class II of any other First Funds Portfolio you own and on which you paid a sales load. If you are a participant in a First Funds IRA or if you are a trustee or custodian of another type of First Funds retirement plan, you may also include as part of your aggregate investment any holdings through the IRA or in the plan even if a load was not paid. If for example, you beneficially own Class II shares of a First Funds Portfolio with an aggregate current value of $99,000 and you subsequently purchase shares of the Portfolio having a current value of $1,000, the load applicable to the subsequent purchase would be reduced to 3.00% of the offering price. Similarly, each subsequent purchase of First Funds Class II shares may be added to your aggregate investment at the time of purchase to determine the applicable sales loads.

     LETTER OF INTENT. A Letter of Intent allows you to purchase Class II shares over a 13-month period at a reduced sales charge. The sales charge is based on the total amount you intend to purchase plus the total net asset value of Class II shares which you already own on which you have paid a sales load. If you are a participant in a First Funds IRA or if you are a trustee or custodian of another type of First Funds retirement plan, you may also credit towards completion of your Letter of Intent any Class II shares held through the IRA or in the plan, even if a load was not paid. Each investment you make during the period may be made at the reduced sales charge that would apply to the total amount you intend to invest. The reduced sales load applies only to new purchases. If you do not invest the total amount within the period, you may pay the difference between the higher sales charge rate that would have been applied to the purchases you made and the reduced sales charge rate you have paid. Shares of the Portfolio equal to 5% of the amount you intend to invest will be held in escrow and, if you do not pay the difference within 20 days following the mailing of a request, the Transfer Agent will redeem a sufficient amount of your escrowed shares to pay the additional sales charge. After the terms of your Letter of Intent are fulfilled, the Transfer Agent will release your escrowed shares.

     If your purchases qualify for a further sales load reduction in addition to that indicated in the Letter of Intent, the sales load will be adjusted to reflect your total purchases. Signing a Letter of Intent does not bind you to purchase the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. To apply, sign the Letter of Intent form at the time you purchase Class II shares. You will be entitled to the applicable sales load that is in effect at the date you submit the Letter of Intent until you complete your intended purchase.

     QUALIFICATION OF DISCOUNTS. As shown in the schedule of Class II sales charges, larger purchases may result in lower sales charges to you. For purposes of determining the amount of purchases using the Right of Accumulation and Letter of Intent privileges, you may combine your purchase with:

          - purchases by your spouse or his, her or your joint account or for the account of any minor children, and

          - the aggregate investment of any trustee or other Institutional Investor for you and/or your spouse or your minor children.

A trustee or custodian of any qualified pension or profit sharing plan may combine its aggregate purchases.

     OTHER. Class II shares also incur Shareholder Servicing Fees. See discussion under "WHAT ADVISORY AND OTHER FEES DOES THE PORTFOLIO PAY? - Distribution Plans and Shareholder Servicing Plans."

CLASS III

     Class III shares are bought without a front-end load; that is, the offering price for such shares will be their NAV. Class III shares incur Distribution Fees and Shareholder Servicing Fees. See discussion under "WHAT ADVISORY AND OTHER FEES DOES THE PORTFOLIO PAY? - Distribution Plans and Shareholder Servicing Plans."

CLASS I, II AND III

HOW ARE PORTFOLIO SHARES VALUED?

     The term "net asset value per share," or NAV, means the worth of one share. The NAV of each Class of the Portfolio is calculated by adding that Class' pro rata share of the value of all securities and other assets attributable to the Portfolio, deducting that Class' pro rata share of Portfolio liabilities, further deducting Class-specific liabilities, and dividing the result by the number of shares outstanding in the Class.

     The Portfolio is open for business each day that both the NYSE and the New York Federal Reserve are open (a Business Day). The NAV is calculated at the close of the Portfolio's Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time).

     The Portfolio's securities and other assets are valued primarily on the basis of market quotations furnished by pricing services, or if quotations are not available, by a method that the Trustees believe accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary United States market in which they are traded or, if not traded on a U.S. market, then their primary foreign market, and translated from foreign market quotations into U.S. dollars using current exchange rates.

     DISTRIBUTION OPTIONS: The Portfolio earns interest from bond, money market, and other fixed-income investments and dividends from its stocks. These are passed along as dividend distributions. The Portfolio may realize capital gains if it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. Income dividends for the Total Return Fixed Income Portfolio are declared daily and paid monthly.

     When you fill out your account application, you can specify how you want to receive your distributions. Currently, there are three available options:

     1. REINVESTMENT OPTION. Your dividend distributions and capital gain distributions, if any, will be automatically reinvested in additional shares of the Portfolio. Reinvestment of distributions will be made at that day's NAV. If you do not indicate a choice on your application, you will be assigned this option.

     2. CASH OPTION. You will be sent a check for each dividend and capital gain distribution, if any. Distribution checks will be mailed no later than seven days after the last day of the month.

     3. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

HOW ARE EXCHANGES MADE?

     An exchange is the redemption of shares of one Portfolio and the purchase of shares of another. The exchange privilege is a convenient way to sell and buy shares of other Portfolios registered in an investor's state. Except as noted below, each Portfolio's shares may be exchanged for the same class shares of other First Funds Portfolios. The redemption and purchase will be made at the next determined NAV after the exchange request is received and accepted by CGFSC. You may execute exchange transactions by calling CGFSC at 1-800-442-1941 (option 2) prior to 4:00 p.m. Eastern Time on any Business Day.

     Class II shares of the First Funds Money Market Portfolios are not currently available for investment. Investors in Class II shares wishing to exchange into one of these Money Market Portfolios will receive Class III shares.

     When making an exchange or opening an account in another Portfolio by exchange, the registration and tax identification numbers of the two accounts must be identical. In order to open a new account through exchange, the minimum initial investment requirements must be maintained.

     Each exchange may produce a gain or loss for tax purposes. In order to protect the Portfolio's performance and its shareholders, First Tennessee discourages frequent exchange activity in response to short-term market fluctuations. The Portfolio reserves the right to refuse any specific purchase order, including certain purchases by exchange if, in First Tennessee's opinion, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be affected adversely. Exchanges or purchase orders may be restricted or refused if the Portfolio receives or anticipates individual or simultaneous orders affecting significant portions of the Portfolio's assets. Although the Portfolio will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Portfolio reserves the right to modify or withdraw the exchange privilege and to suspend the offering of shares in any class without notice to shareholders. You or your Institutional Investor will receive written confirmation of each exchange transaction.

     Exchanges are generally not permitted from Class I to another Class. Should a beneficial owner of Class I shares cease to be eligible to purchase shares of Class I, Class I shares held in an Institutional Account may be converted to shares of another class.

STATEMENTS AND REPORTS

     You or, if Class I, the Institutional Investor will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. A statement with tax information will be mailed by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you or, if Class I, the Institutional Investor will receive the Portfolio's financial statements. To reduce expenses, only one copy of the Portfolio's reports (such as the Prospectus and Annual Report) will be mailed to each investor or, if Class I, each Institutional Investor. Please write to ALPS at the address indicated on the previous page to request additional copies.

------------------------------------------------------------------------------
                        HOW IS PERFORMANCE CALCULATED?
------------------------------------------------------------------------------

     From time to time the Portfolio may quote the yield of Class I, II or III shares in advertisements or in reports or other communications with shareholders. The YIELD is a way of showing the rate of income that the Portfolio earns on its investments as the percentage of its share price. To calculate yield, the Portfolio takes the interest income it earned from its portfolio securities for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on share price at the end of the 30-day period. Yields do not reflect gains or losses from portfolio transactions. Yields are calculated according to accounting methods that are standardized for all mutual funds. Because yield accounting methods differ from the methods used for other accounting purposes, the Portfolio's yield may not equal its distribution rate, the income paid to an account, or the income reported in financial statements.

     TOTAL RETURN for Class I, II or III of the Portfolio is based on the overall dollar or percentage change in value of a hypothetical investment, assuming dividends are reinvested. A CUMULATIVE TOTAL RETURN reflects performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in performance, you should recognize that they are not the same as actual year-by-year results. The yield and total returns of the three classes of the Portfolio are calculated separately due to separate expense structures as indicated in the "Summary Of Portfolio Expenses"; the yields and total returns of Class II and Class III will be lower than that of Class I.

     For additional performance information, contact your Investment Professional or ALPS for a free Statement of Additional Information for the Portfolio.

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                         PORTFOLIO TRANSACTIONS
------------------------------------------------------------------------------

     Broker-dealers are utilized to conduct securities transactions for the Portfolio and are chosen based upon professional ability and quality of service. In addition, the Portfolio's investment advisers may consider a broker-dealer's sales of shares of the Portfolio or recommendations to its customers that they purchase shares of the Portfolio as a factor in the selection of broker-dealers to execute transactions for the Portfolio. In placing business with such broker-dealers, the advisers will seek the best execution of each transaction.

     Higher commissions may be paid to firms that provide research services to the extent permitted by law. The frequency of portfolio transactions - the Portfolio's portfolio turnover rate - will vary from year to year depending on market conditions. It is not anticipated that the Portfolio's turnover rate will exceed 100% over the coming year.

------------------------------------------------------------------------------
         WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?
------------------------------------------------------------------------------

     The Portfolio intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis. Any net capital gains realized are normally distributed in December. Income dividends for the Portfolio are declared daily and paid monthly.

     FEDERAL TAXES. Distributions from the Portfolio's taxable income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. Distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Portfolio will send each investor or, if Class I, each Institutional Investor an IRS Form 1099-DIV by January 31 of each year.

     CAPITAL GAINS. A capital gain or loss may be realized when shares of the Portfolio are redeemed or exchanged. For most types of accounts, the Portfolio will report the proceeds of redemptions to each investor or, if Class I, the Institutional Investor, and the IRS annually. However, because the tax treatment also depends on the purchase price and your personal tax position, regular account statements should be used to determine the tax gain or loss.

     "BUYING A DIVIDEND." On the record date for a distribution, the Portfolio's share price is reduced by the amount of the distribution. If shares are bought just before the record date (buying a dividend), the full price for the shares will be paid, and a portion of the price will be received back as a taxable distribution.

     OTHER TAX INFORMATION. The information above is only a summary of some of the federal tax consequences generally affecting the Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal tax, distributions may be subject to state, local or foreign taxes. Institutional Investors and other shareholders should consult their tax advisor for details and up-to-date information on the tax laws in your state to determine whether the Portfolio is suitable given your particular tax situation. It is not anticipated that the Portfolio's distributions will be exempt from Tennessee personal income tax, except to the extent that any distributions of income are attributable to interest on bonds or securities of the U.S. government or any of its agencies or instrumentalities.

     When you sign your account application, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you do not comply with IRS regulations, the IRS can require the Portfolio to withhold 31% of taxable distributions from your account.

------------------------------------------------------------------------------
           WHAT ADVISORY AND OTHER FEES DOES THE PORTFOLIO PAY?
------------------------------------------------------------------------------

     INVESTMENT ADVISORY AND MANAGEMENT AND SUB-ADVISORY AGREEMENTS. For managing its investment and business affairs, the Portfolio is obligated to pay First Tennessee, 4990 Poplar Avenue, Memphis, Tennessee, a monthly management fee at the annual rate of [ ] of its average net assets. First Tennessee has voluntarily agreed to waive its advisory fee to [ ] of the Portfolio's average net assets. This voluntary waiver can be discontinued at any time.

     Under the Investment Advisory and Management Agreement, First Tennessee may, with the prior approval of the Trustees, engage one or more sub-advisers which may have full investment discretion to make all determinations with respect to the investment and reinvestment of all or any portion of the Portfolio's assets, subject to the terms and conditions of the Investment Advisory and Management Agreement and the written agreement with any such sub-adviser. In the event one or more sub-advisers is appointed by First Tennessee, First Tennessee shall monitor and evaluate the performance of such sub-advisers, allocate Portfolio assets to be managed by such sub-advisers, recommend any changes in or additional sub-advisers when appropriate and compensate each sub-adviser out of the investment advisory fee received by First Tennessee from the Portfolio.

     First Tennessee has experience as an investment adviser to individual, corporate and institutional advisory clients, pension plans and collective investment funds, with approximately $13.8 billion in assets under administration (including nondiscretionary accounts) and $5.3 billion in assets under management as of June 30, 1996, as well as experience in supervising sub-advisers.

     Highland serves as the Sub-Adviser for the Portfolio subject to the supervision of First Tennessee and pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. On March 1, 1994, Highland merged with and into First Tennessee Investment Management, Inc.
(FTIM), an affiliate of First Tennessee, and changed its name to Highland Capital Management Corp. FTIM (now Highland), has been a wholly-owned subsidiary of First Tennessee National Corporation since 1972. First Tennessee and Highland have a history of investment management since 1929. Highland has a total of $2.1 billion in assets under management as of June 30, 1996. First Tennessee is obligated to pay Highland a monthly sub-advisory fee at the annual rate of [ ] of the Intermediate Bond Portfolio's average net assets. Highland is currently waiving some or all of its fees for the Portfolio.

     ADMINISTRATOR AND DISTRIBUTOR. ALPS, 370 17th Street, Suite 2700, Denver Colorado, 80202, serves as the Administrator and Distributor for the Portfolio. As Administrator, ALPS assists in the Portfolio's administration and operation, including but not limited to, providing office space and various legal and operational services in connection with the regulatory requirements applicable to the Portfolio. ALPS is entitled to receive from the Portfolio a monthly fee at the annual rate of .15% of average net assets. ALPS has voluntarily agreed to waive its full administration fee for the first six months of the portfolio's operation.

     First Tennessee serves as the Co-Administrator for the Portfolio. As the Co-Administrator, First Tennessee assists in the Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive from the Portfolio a monthly fee at the annual rate of .05% of average net assets.

     As the Distributor, ALPS sells shares of each Portfolio as agent on behalf of the Trust at no additional cost to the Trust. First Tennessee and its affiliates do not participate in and are not responsible for selling as an agent on behalf of the Trust, underwriting or distributing Trust shares. Consistent with applicable law, affiliates of First Tennessee may receive commissions or asset-based fees.

     TRANSFER AGENT AND CUSTODIAN. Chase Global Funds Services Company, a division of Chase Manhattan Bank, N.A. ("CGFSC"), provides transfer agent and related services for the Portfolio. Chase Manhattan Bank, N.A. is custodian of the assets of the Trust.

     PRICING AND ACCOUNTING. CGFSC calculates the NAV and dividends of each class and maintains the portfolio and general accounting records.

     DISTRIBUTION PLANS AND SHAREHOLDER SERVICING PLANS. The Trustees have adopted a Distribution Plan on behalf of Class III of the Portfolio pursuant to Rule 12b-1 (the Rule) under the 1940 Act. The NASD subjects asset-based sales charges to its maximum sales charge rule. Fees paid pursuant to the Portfolio's Distribution Plan will be limited by the restrictions imposed by the NASD rule. The Distribution Plan provides for payment of a fee to ALPS at the annual rate of .75% of the average net assets of Class III. All or a portion of these fees will in turn be paid to Investment Professionals as compensation for selling shares of Class III and for providing ongoing sales support services. The Trustees have also adopted Shareholder Servicing Plans on behalf of Class II and III of the Portfolio, under which Service Organizations are paid at the annual rate of .25% of each Class' average net assets, for shareholder services and account maintenance, including responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting. The Distribution Fees are expenses of Class III and the Shareholder Servicing Fees are expenses of Class II and III in addition to the Management Fee, and the Administration Fee and Co-Administration Fees, and will reduce the net income and total return of both Classes.

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                      HOW IS THE PORTFOLIO ORGANIZED?
-----------------------------------------------------------------------------

     The Portfolio is a diversified portfolio of First Funds, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992. The Portfolio consists of three separate classes. The Trustees supervise the Trust's activities and review its contractual arrangements with companies that provide the Trust with services. The Trust is not required to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio or class with respect to issues affecting that Portfolio or class, or the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving investment advisory agreements. Shareholders receive one vote for each share owned and fractional votes for fractional shares owned. A Portfolio or class votes separately with respect to issues affecting only that Portfolio or class. Pursuant to the Declaration of Trust, the Trustees have the authority to issue additional classes of shares for the Portfolio.

PORTFOLIO MANAGEMENT

     James R. Turner is one of the Portfolio Managers for the Intermediate Bond Portfolio. He is a Senior Vice President of Highland and is a Chartered Financial Analyst. Mr. Turner is a graduate of the U.S. Military Academy and received a Masters of Science in Industrial Engineering from Stanford University.

     Steven Wishnia, one of the Portfolio Managers for the Intermediate Bond Portfolio, is a Director and Chairman of the Board of Highland. He joined Highland in April, 1987. Mr. Wishnia is a graduate of Pace University.

-----------------------------------------------------------------------------
        INVESTMENT INSTRUMENTS, TRANSACTIONS, STRATEGIES AND RISKS
-----------------------------------------------------------------------------

     The following paragraphs provide a brief description of the securities in which the Portfolio may invest and the transactions each may make. The Portfolio is not limited by this discussion, however, and may purchase other types of securities and may enter into other types of transactions if they are consistent with the Portfolio's investment objective and policies.

     ASSET-BACKED AND MORTGAGE SECURITIES purchased by the Portfolio may include interests in pools of mortgages, loans (including consumer loans), receivables or other assets. They may also include collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities. CMOs are pass-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. The Portfolio may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Highland determines they are consistent with the Portfolio's investment objective and policies.

     The value of mortgage-backed securities may change due to changes in the market's perception of issuers including their credit-worthiness. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns. Some securities may have a structure that makes their reaction to changing interest rates and other factors difficult to predict and highly volatile.

     COMMERCIAL PAPER purchased by the Portfolio are short-term obligations issued by banks, broker-dealers, corporations and other entities for purposes such as financing their current operations.

     DELAYED-DELIVERY AND WHEN-ISSUED TRANSACTIONS. The Portfolio may buy and sell obligations on a when-issued or delayed-delivery basis, with payment and delivery taking place at a future date. The market value of obligations pur-chased in this way may change before the delivery date, which could increase fluctuations in the Portfolio's share price, yield, and return. Ordinarily, the Portfolio will not earn interest on obligations until they are delivered.

     DOLLAR ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, the Portfolio may engage in dollar roll transactions with respect to mortgage securities. In a dollar roll transaction, the Portfolio sells a mortgage security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar (same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments. The income from these investments, together with any price difference at the time of sale, will determine the net advantage to the Portfolio. When the Portfolio enters into a dollar roll transaction, liquid assets of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

     FOREIGN INVESTMENTS. The Portfolio may invest in foreign securities, which may involve additional risks. Foreign securities and securities denominated in or indexed to foreign currencies may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political, regulatory or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets, and may offer less protection to investors. In addition to the political and economic factors that can affect foreign securities, a governmental issuer may be unwilling to repay principal and interest when due, and may require that the conditions for payment be renegotiated. These factors could make foreign investments, especially those in developing countries, more volatile. Highland considers these factors in making foreign investments for the Portfolio.

     The Portfolio may also enter into currency forward contracts (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although currency forward contracts can be used to protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if Highland fails to predict foreign currency values correctly or employs a strategy that does not correlate well with a Portfolio's investments. A loss to the Portfolio may also result if the counterparty to a transaction fails to perform as obligated. Please see discussion under "Forwards" below.

     The Portfolio may also enter into currency forward contracts (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although currency forward contracts can be used to protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if Highland fails to predict foreign currency values correctly or employs a strategy that does not correlate well with a Portfolio's investments. A loss to the Portfolio may also result if the counterparty to a transaction fails to perform as obligated.

     FORWARDS. A forward represents a contract that obligates the counterparty to buy, and the other to sell, a specific underlying asset at a specific price, amount, and date in the future. Forwards are similar to futures except for the fact that forwards are privately negotiated. The most common type of forward contracts are foreign currency exchange contracts.

     The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

     ILLIQUID SECURITIES. Under the supervision of the Board of Trustees, Highland, under First Tennessee's supervision, determines the liquidity of the Portfolio's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments or securities subject to legal restrictions may involve time-consuming negotiation and legal expenses. It may be difficult or impossible for the Portfolio to sell illiquid or restricted securities promptly at an acceptable price. The Portfolio may invest up to 15% of its net assets in illiquid investments.

     MONEY MARKET INSTRUMENTS are high quality instruments that present minimal credit risk. They may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits and other financial institution obligations. These instruments may carry fixed or variable rates.

     OPTIONS CONTRACTS. An option is a contract that gives the owner the right, but not the obligation, to either buy (call option) or sell (put option) an underlying security or currency at a fixed price for a specified period of time. The Portfolio may buy and sell (write) put and call options contracts to manage its exposure to changing interest rates and security prices. To the extent it invests in securities denominated in foreign currencies, the Portfolio may also buy and sell options contracts to manage exposure to currency exchange rates. Some option strategies, including buying puts and writing calls, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including writing puts and buying calls, tend to increase market exposure. Options may be combined with each other in order to adjust the risk and return characteristics of the overall strategy. The Portfolio may enter into forward contracts for settlement or hedging purposes. The Portfolio may invest in options based on any type of security, index, or currency, including options traded on foreign exchanges and options not traded on exchanges.

     Options can be volatile investments and involve certain risks. If Highland applies a hedge at an inappropriate time or judges market conditions incorrectly, options strategies may result in a loss and lower the Portfolio's return. The Portfolio could also experience losses if the prices of its options positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. The use of options may increase the volatility of the Portfolio and may involve the investment of a small amount of cash relative to the risk assumed.

     The Portfolio will be able to hedge its total assets by writing calls or purchasing puts under normal conditions. In addition, the Portfolio will not write puts whose underlying value exceeds 25% of total assets, and will not buy calls with a value exceeding 5% of total assets.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to a repurchase agreement or a securities loan, the Portfolio could experience delays in recovering its cash or the securities it lent. To the extent that, in the meantime, the value of the obligations purchased had decreased, or the value of obligations lent had increased, the Portfolio could experience a loss. In all cases, Highland must find the creditworthiness of the other party to the transaction satisfactory.

     RESTRICTED SECURITIES. The Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists, these restricted securities are not treated as illiquid securities for the purposes of the Portfolio's investment limitations.

     U.S. GOVERNMENT OBLIGATIONS purchased by the Portfolio are debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government obligations are backed by the full faith and credit of the United States. For example, obligations issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Obligations issued by the Federal Home Loan Bank are supported only by the credit of the agency. There is no guarantee that the government will support these types of obligations, and therefore they involve more risk than other government obligations.

     U.S. TREASURY OBLIGATIONS purchased by the Portfolio are obligations issued by the United States and backed by its full faith and credit.

     VARIABLE AND FLOATING RATE INSTRUMENTS purchased by the Portfolio, including certain participation interests in municipal obligations, have interest rate adjustment formulas that help to stabilize their market values. Many variable or floating rate instruments also carry demand features that permit the Portfolio to sell them at par value plus accrued interest on short notice. When determining its average weighted portfolio maturity, the Portfolio will look to the interest readjustment date, rather than the maturity date, of the instrument.

     ZERO COUPON BONDS purchased by the Portfolio do not make regular interest payments; instead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

     A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

     The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. The risks of these securities are similar to those of other debt securities, although they may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. Original issue zeros are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

                             INVESTMENT ADVISER

                 First Tennessee Bank National Association
                                Memphis, TN

                                SUB-ADVISER

                     Highland Capital Management Corp.
                                Memphis, TN

                                 OFFICERS

                      Richard C. Rantzow, President
                        James V. Hyatt, Secretary
                        Jeremy O. May, Treasurer

                                 TRUSTEES

                           Thomas M. Batchelor
                             John A. DeCell
                           L.R. Jalenak, Jr.
                           Larry W. Papasan
                          Richard C. Rantzow

                     ADMINISTRATOR AND DISTRIBUTOR

                    ALPS Mutual Funds Services, Inc.
                              Denver, CO

                 TRANSFER AND SHAREHOLDER SERVICING AGENT

                   Chase Global Funds Services Company
                               Boston, MA

                                CUSTODIAN

                        Chase Manhattan Bank, N.A.
                               New York, NY

                                  FIRST FUNDS
                           GROWTH & INCOME PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO
                                 BOND PORTFOLIO
                          INTERMEDIATE BOND PORTFOLIO
    STATEMENT OF ADDITIONAL INFORMATION FOR CLASS I, CLASS II, AND CLASS III
                             ________________, 1997

    This Statement is not a prospectus but should be read in conjunction with the current Prospectus for each Class of First Funds: Growth & Income Portfolio, Capital Appreciation Portfolio, Bond Portfolio and Intermediate Bond Portfolio dated ___________, 1997. Please retain this Statement for future reference. The financial statements and financial highlights of the Growth & Income and Bond Portfolios are included in the Annual Report for the fiscal year ended June 30, 1996 and are incorporated herein by reference. The Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of the fiscal year ended June 30, 1996 and therefore are not included in the Annual Report. To obtain additional free copies of this Statement, the Annual Report or the Prospectuses for each Portfolio, please call the Distributor at 1-800-442-1941, option 1 or write to the Distributor at 370 17th Street, Suite 2700, Denver CO 80202.

    TABLE OF CONTENTS                                                PAGE

Investment Restrictions and Limitations                                2
Investment Instruments                                                 3
Portfolio Transactions                                                 9
Valuation of Portfolio Securities                                     10
Performance                                                           10
Additional Purchase and Redemption Information                        12
Distributions and Taxes                                               13
Trustees and Officers                                                 14
Investment Advisory Agreements                                        15
Administration Agreements and Other Contracts                         16
Description of the Trust                                              18
Financial Statements                                                  20
Appendix                                                              20

INVESTMENT ADVISER
First Tennessee Bank National Association (First Tennessee or the Investment Adviser)

SUB-ADVISER (GROWTH & INCOME, BOND AND INTERMEDIATE BOND PORTFOLIOS) Highland Capital Management Corp. (the Sub-Adviser)

SUB-ADVISER (CAPITAL APPRECIATION PORTFOLIO)

ADMINISTRATOR AND DISTRIBUTOR
ALPS Mutual Funds Services, Inc. (ALPS or the Administrator and Distributor)

CO-ADMINISTRATOR
First Tennessee Bank National Association (First Tennessee or the
Co-Administrator)

TRANSFER AGENT & CUSTODIAN
Chase Global Funds Services Company (CGFSC or the Transfer Agent)

                    INVESTMENT RESTRICTIONS AND LIMITATIONS

The following policies and limitations supplement those set forth in the Portfolios' Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Portfolio's investment policies and limitations.

Fundamental policies and investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of that Portfolio. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

    INVESTMENT LIMITATIONS OF THE GROWTH & INCOME, CAPITAL APPRECIATION, BOND AND INTERMEDIATE BOND PORTFOLIOS

THE FOLLOWING ARE THE FUNDAMENTAL LIMITATIONS FOR EACH PORTFOLIO, SET FORTH IN THEIR ENTIRETY. EACH PORTFOLIO MAY NOT:

(1) with respect to 75% of a Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
    (a) more than 5% of a Portfolio's total assets would be invested in the securities of that issuer; or (b) such a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that each Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that each Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of such a Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(9) Each Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end or closed-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

THE FOLLOWING LIMITATIONS OF EACH PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) Each Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

(ii) Each Portfolio does not currently intend during the coming year to purchase securities on margin, except that each Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) Each Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation 3). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iv) Each Portfolio does not currently intend during the coming year to purchase any security, if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) Each Portfolio does not currently intend during the coming year to purchase or sell futures contracts. This limitation does not apply to securities that incorporate features similar to futures contracts.

(vi) Each Portfolio does not currently intend during the coming year to make loans, but this limitation does not apply to purchases of debt securities.

(vii) Each Portfolio does not currently intend during the coming year to purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid. This limitation does not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

(viii) Each Portfolio does not currently intend during the coming year to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

(ix) Each Portfolio does not currently intend during the coming year to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

                            INVESTMENT INSTRUMENTS

First Tennessee Bank National Association, (First Tennessee), serves as Investment Adviser to the Portfolios and, with the prior approval of the Board of Trustees (the Trustees), has engaged Highland Capital Management Corp. (the Sub-Adviser) to act as Sub-Adviser to the Growth & Income, Bond and Intermediate Bond Portfolios and __________ to act as Sub-Adviser to the Capital Appreciation Portfolio. The activities of each Sub-Adviser include providing investment research and credit analysis concerning Portfolio investments and conducting a continuous program of investment of Portfolio assets in accordance with the investment policies and objectives of each Portfolio.

DELAYED-DELIVERY TRANSACTIONS. Each Portfolio may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by each Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. Each Portfolio may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed-delivery basis, each Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with such Portfolio's other investments. If a Portfolio remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, such Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

Each Portfolio may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

FOREIGN INVESTMENTS. Foreign investments purchased by each Portfolio can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restriction on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Sub-Adviser will be able to anticipate or counter these potential events.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Each Portfolio may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depository Receipts and European Depository Receipts (ADRs and EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

FOREIGN CURRENCY TRANSACTIONS. The Portfolios may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolio. The Portfolios may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Sub-Adviser.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Portfolio held investments denominated in Deutsche marks, such Portfolio could enter into forward contracts to sell Deutsche marks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Securities and Exchange Commission (SEC) guidelines require mutual funds to set aside cash or other appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Portfolios will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the Sub-Adviser's skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Sub-Adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Sub-Adviser hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Sub-Adviser increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the Sub-Adviser's use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of each Portfolio.

ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, the Sub-Adviser, under the supervision of First Tennessee, determines the liquidity of each Portfolio's investments and, through reports from the Sub-Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of each Portfolio's investments, the Sub-Adviser may consider various factors including
(1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset each Portfolio's rights and obligations relating to the investment). Investments currently considered by each Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and some restricted securities determined by the Sub-Adviser to be illiquid. However, with respect to over-the-counter options that each Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agree-ment each Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Trustees. If through a change in values, net assets or other circumstances, each Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, the Trustees would seek to take appropriate steps to protect liquidity.

REAL ESTATE INVESTMENT TRUSTS. The Equity Portfolios may purchase interests in real estate investment trusts. Real estate industry companies include, among others, equity real estate investment trusts, which own properties, and mortgage real estate investment trusts, which make construction, development, and long-term mortgage loans. Equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, are not diversified, and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from the Investment Company Act of 1940 (the 1940 Act).

REPURCHASE AGREEMENTS are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security at an agreed upon price and date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price. This obligation is in effect secured by the underlying security having a value at least equal to the amount of the agreed upon resale price. Each Portfolio may enter into a repurchase agreement with respect to any security in which it is authorized to invest. While it presently does not appear possible to eliminate all risks from the transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to each Portfolio in connection with bankruptcy proceedings), it is the policy of each Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Adviser.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, each Portfolio will maintain appropriate high grade liquid assets in a segregated custodial account to cover its obligation under the agreement. Each Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Sub-Adviser. Such transactions may increase fluctuations in the market values of each Portfolio's assets and may be viewed as a form of leverage.

RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, each Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time each Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, each Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

SECURITIES LENDING. Each Portfolio may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Portfolios to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Sub-Adviser to be of good standing. Furthermore, they will only be made if, in the Sub-Adviser's judgment, the consideration to be earned from such loans would justify the risk.

First Tennessee understands that it is the current view of the SEC that each Portfolio may engage in loan transactions only under the following conditions:
(1) each Portfolio must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, each Portfolio must be able to terminate the loan at any time; (4) each Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) each Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Portfolios are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

SHORT SALES AGAINST THE BOX. If an Equity Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. Such Portfolio will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box.

VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS (VRDOS/FRDOS) are obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

The Bond and Intermediate Bond Portfolios (the Bond Portfolios) may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit these Portfolios to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. These Portfolios consider variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs they purchase.

WARRANTS. The Equity Portfolios may invest in warrants which entitle the holder to buy equity securities at a specific price during a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the securities underlying the warrants. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. Warrants may be allowed to expire if the Sub-Adviser deems it undesirable to exercise or sell.

LIMITATIONS ON OPTIONS TRANSACTIONS. Each Portfolio will not: (a) purchase put options or write call options if, as a result, more than 25% of a Portfolio's total assets would be hedged with options under normal conditions; (b) write put options if, as a result, a Portfolio's total obligations upon settlement or exercise of written put options would exceed 25% each of their total assets; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by each Portfolio would exceed 5% of total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities and indexes of securities prices. A Portfolio may terminate its position in a put option it has purchased by allowing them to expire or by exercising the option. If the option is allowed to expire, a Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Portfolios may seek to terminate their positions in put options they write before exercise by closing out the options in the secondary market at their current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates each Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. Each Portfolio may purchase and write options in combination with each other, or in combination with forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Portfolios' current or anticipated investments exactly. Each Portfolio may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which each typically invests.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolios' investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Portfolios may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolios' options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS. There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolios to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolios to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolios' access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

ASSET COVERAGE FOR OPTIONS POSITIONS. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolios' assets could impede portfolio management or the Portfolios' ability to meet redemption requests or other current obligations.

                            PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of securities are placed on behalf of the respective Portfolios by First Tennessee, the Sub-Adviser and ____________ (collectively, the Advisers) pursuant to authority contained in each Portfolio's Investment Advisory Agreement and Sub-Advisory Agreement. The Advisers are also responsible for the placement of transaction orders for other investment companies and accounts for which they or their affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Advisers consider various relevant factors, including, but not limited to, the broker's execution capability; the broker's perceived financial stability; the broker's responsiveness to the Advisers' transaction requests; and the broker's clearance and settlement capability. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

Each Portfolio may execute portfolio transactions with broker-dealers who provide research and execution services to the Portfolios or other accounts over which the Advisers or their affiliates exercise investment discretion. Such services may include research-related computer hardware and software; furnishing analyses and reports concerning issuers, industries, and economic factors and trends.

The receipt of research from broker-dealers that execute transactions on behalf of each Portfolio may be useful to the Advisers in rendering investment management services to each Portfolio and/or its other clients, and conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Advisers in carrying out its obligations to each Portfolio. The receipt of such research has not reduced the Advisers' normal independent research activities; however, it enables the Advisers to avoid the additional expenses that could be incurred if they tried to develop comparable information through their own efforts.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are higher than the commission of other broker-dealers in recognition of their research and execution services. In order to cause each Portfolio to pay such higher commissions, the Advisers must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Advisers' overall responsibilities to each Portfolio and its other clients. In reaching this determination, the Advisers will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

The Advisers are authorized to use research services provided by and to place portfolio transactions, to the extent permitted by law, with brokerage firms that have provided assistance in the distribution of shares of each Portfolio.

The Trustees periodically review the Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Portfolio and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio.

For the fiscal years ended June 30, 1996 and 1995, the portfolio turnover rates were 41% and 33% for the Growth & Income Portfolio, and 56% and 23% for the Bond Portfolio, respectively. In aggregate, the Trust paid brokerage commissions in the amounts of $276,190, $146,176 and $161,109 during the fiscal years ended June 30, 1996, 1995 and 1994, respectively. During the fiscal years ended June 30, 1996, 1995 and 1994, no brokerage commissions were paid by either Portfolio to an affiliat-ed broker of the Trust. The Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of the fiscal year ended June 30, 1996.

From time to time the Trustees will review whether the recapture for the benefit of each Portfolio of some portion of the brokerage commissions or similar fees paid by each Portfolio on portfolio transactions is legally permissible and advisable. Each Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine, in the exercise of their business judgment, whether it would be advisable for each Portfolio to seek such recapture.

When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Trustees and First Tennessee to be equitable to each Portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as each Portfolio is concerned. In other cases, however, the ability of each Portfolio to participate in volume transactions will produce better executions for each Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Investment Adviser and Sub-Adviser to each Portfolio outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.


                         VALUATION OF PORTFOLIO SECURITIES

Securities owned by each Portfolio are appraised by various methods depending on the market or exchange on which they trade. Securities traded on the New York Stock Exchange (NYSE) or the American Stock Exchange are appraised at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded on other exchanges are appraised as nearly as possible in the same manner. Securities and other assets for which exchange quotations are not readily available are valued on the basis of closing over-the-counter bid prices, if available, or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. Short-term securities maturing in 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Convertible securities and fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. This two-fold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the-counter prices.

Use of pricing services has been approved by the Trustees. Securities and other assets for which there is no readily available market are valued in good faith by a committee appointed by the Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a Portfolio if, in the opinion of a committee appointed by the Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by the Portfolios are determined as of such time for the purpose of computing the Portfolios' net asset values per share (NAV). Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. Chase Global Funds Services Company, the Transfer Agent, gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith.

                                 PERFORMANCE

For each Class of the Portfolios, YIELDS used in advertising are computed by dividing interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with stan-dardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purposes of determining yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, yield may not equal its distribution rate, the income paid to an account, or income reported in financial statements.

Yield information may be useful in reviewing performance and in providing a basis for comparison with other investment alternatives. Yield will fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should give consideration to the quality and maturity of portfolio securities of the respective investment companies when comparing investments.

Investors should recognize that in periods of declining interest rates, yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the holdings, thereby reducing the current yield. In periods of rising interest rates, the opposite can be expected to occur. For the fiscal year ending June 30, 1996, the 30-day yields for Class I, II and III of Bond Portfolio were 6.41%, 5.88% and 5.39%, respectively. The Intermediate Bond and Capital Appreciation Portfolios had not commenced operations as of June 30, 1996.

TOTAL RETURNS for each Class of each Portfolio quoted in advertising reflect all aspects of return, including the effect of reinvesting dividends and capital gain distributions (if any), and any change in NAV over the period. AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years.
While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance. Average annual returns covering periods of less than one year are calculated by determining total return for the period, extending that return for a full year (assuming that performance remains constant over the year), and quoting the result as an annual return. The following table shows total returns for the fiscal year ending June 30, 1996 for each Class of the Growth & Income and Bond Portfolios (the Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as June 30, 1996):

                              Class I Average          Class II Average          Class III Average
                            Annual Total Return       Annual Total Return       Annual Total Return
                            --------------------      --------------------      --------------------
                             One         Since         One         Since         One         Since
                             Year      Inception       Year      Inception       Year      Inception
                            ------     ---------      ------     ---------      ------     ---------
Growth & Income Portfolio   23.54%       18.67%       17.68%       16.65%       22.19%       17.40%
Bond Portfolio               4.23%        4.91%       (0.14%)       3.39%        3.11%        3.65%

CUMULATIVE TOTAL RETURNS reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Where applicable, sales loads may or may not be included.

Each Portfolio may compare the performance of each of its Classes or the performance of securities in which it or each of its Classes may invest to other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by IBC USA (Publications), Inc. of Ashland, MA or by Lipper Analytical Services, Inc. (Lipper, sometimes referred to as Lipper Analytical Services), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the Portfolio's performance may be compared to mutual fund performance indices prepared by Lipper. The
BOND FUND REPORT AVERAGES which is reported in the BOND FUND REPORT, covers taxable bond funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. The Bond Portfolios, however, invest in longer-term instruments and their share price changes daily in response to a variety of factors. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

MOVING AVERAGES. The Portfolios may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

NET ASSET VALUE. Charts and graphs using the Portfolios' net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Portfolio and reflects all elements of its return. Unless otherwise indicated, the Portfolio's adjusted NAVs are not adjusted for sales charges, if any.

From time to time, each Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Portfolios may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.

Each Portfolio may be compared in advertising to certificates of deposits (CDs) or other investments issued by banks. Mutual funds differ from bank investments in several respects. For example, the Portfolios may offer greater liquidity or higher potential returns than CDs, and the Portfolio does not guarantee your principal or your return.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the return of different indices.

Growth & Income Portfolio may compare its performance to that of the Standard & Poor's Composite Index of 500 stocks (S&P 500), a widely recognized, unmanaged index of the combined performance of the stocks of 500 American companies. The Capital Appreciation Portfolio may compare its performance to that of the Standard & Poor's 400 Midcap Index or the Russell 2000 Index. The Bond Portfolio may compare its performance to that of the Lehman Brothers Government Bond Index, an index comprised of all public obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. government, and the Lehman Brothers Corporate Bond Index, an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index are rated at least Baa by Moody's or BBB by S&P, or in the case of non-rated bonds, BBB by Fitch Investors Service. The Government Bond Index and the Corporate Bond Index are combined to form the Government/Corporate Bond Index. The Intermediate Bond Portfolios may compare its performance to that of the Lehman Brothers Government/Corporate Intermediate Bond Index, which consists of the Government/Corporate Bond Index securities with maturities less than ten years. Each Portfolio may also quote mutual fund rating services in its advertising materials, including data from a mutual fund rating service which rates mutual funds on the basis of risk adjusted performance. Because the fees for Class II and Class III are higher than the fees for Class I, yields and returns for those classes will be lower than for Class I.

Each Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit nor guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The following holiday closings have been scheduled for 1997: Veterans' Day, Thanksgiving Day, Christmas Day, New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Columbus Day. Although First Tennessee expects the same holiday schedule to be observed in the future, the New York Sock Exchange (NYSE) and the Federal Reserve Bank of New York (New York Federal Reserve) may modify their holiday schedules at any time.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

Pursuant to Rule 11a-3 under the 1940 Act, each Portfolio is required to give shareholders at least 60 days' notice prior to terminating or modifying each Portfolio's exchange privilege. Under Rule 11a-3, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange, or (ii) under extraordinary circumstances, a Portfolio temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies. This exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor Regulations.

ADDITIONAL CLASS II AND CLASS III INFORMATION

SYSTEMATIC INVESTING PROGRAM. Investors can make regular investments in Class II and Class III with Systematic Investing by completing the appropriate section on the account application and attaching a voided personal check. If the bank account is jointly owned, make sure that all owners sign. Investments may be made monthly by automatically deducting $25 or more from your checking account. This monthly purchase amount may be changed at any time. There is a $250 minimum initial investment requirement for this option. For employees of First Tennessee Bank National Association or any of its affiliates, who participate in the Systematic Investing Program, the minimum initial investment requirement is $50. Accounts will be drafted on or about the first business day of every month. Systematic Investing may be canceled at any time without payment of a cancellation fee. Investors will receive a confirmation from their securities broker or financial institution (Investment Professional), or from the Transfer Agent for every transaction, and a debit entry will appear on your bank statement.

SYSTEMATIC WITHDRAWAL PLAN. Investors can have monthly, quarterly or semi-annual checks sent from their account to you, to a person named by them, or to their bank checking account. The Systematic Withdrawal Plan payments are drawn from share redemptions and must be in the amount of $100 or more per Portfolio per transaction. If Systematic Withdrawal Plan redemptions exceed income dividends earned on shares, an account eventually may be exhausted. Contact the Investment Professional for more information.

                           DISTRIBUTIONS AND TAXES

DIVIDENDS. A portion of the income distributed by the Equity Portfolios may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Portfolios' income is derived from qualifying dividends. Because the Portfolios may also earn other types of income, such as interest, income from securities loans, non-qualifying dividends and short-term capital gains, the percentage of dividends from each Portfolio that qualifies for the deduction will generally be less than 100%. Each Portfolio will notify corporate shareholders annually of the percentage of portfolio dividends which qualify for the dividends received deduction. Because the income earned by the Bond Portfolios is primarily derived from interest, dividends from each such Portfolio generally will not qualify for the dividends-received deduction available to corporations. A portion of each Portfolio's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and therefore increase (decrease) dividend distributions. Each Portfolio will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains realized by each Portfolio on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains regardless of the length of time that shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of each Portfolio, and such shares are held less than six months and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

Short-term capital gains distributed by each Portfolio are taxable to shareholders as dividends, not as capital gains. Distributions from short-term capital gains do not qualify for the dividends received deduction.

FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Because each Portfolio does not currently anticipate that securities of foreign corporations will constitute more than 50% of each Portfolio's total assets at the end of its fiscal year, shareholders should not expect to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

TAX STATUS OF THE TRUST. Each Portfolio has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), so that each Portfolio will not be liable for federal income or excise taxes on net investment income or capital gains to the extent that these are distributed to shareholders in accordance with applicable provisions of the Code. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes, each Portfolio intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each Portfolio also intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held for less than three months must constitute less than 30% of each Portfolio's gross income for each fiscal year.

Gains from some forward currency contracts and options are included in this 30% calculation, which may limit each Portfolio's investments in such instruments. If the Portfolios purchase shares in certain foreign investment entities, called passive foreign investment companies (PFICs), they may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the Portfolios with respect to deferred taxes arising from such distributions or gains.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on distributions received from each Portfolio. Investors should consult their tax advisors to determine whether each Portfolio is suitable to their particular tax situation.

Federal income tax will be withheld at a 20% rate on any eligible rollover distributions that are not transferred directly to another qualified plan or IRA. Actual income tax may be higher or lower and will be due when tax forms for the year are filed. Taxes will not be withheld in cases of direct rollover into an IRA or another qualified plan.

                            TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust are listed below. Each Trustee or officer that is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with First Tennessee or ALPS, is indicated by an asterisk (*).

THOMAS M. BATCHELOR, Trustee, 4325 Woodcrest Drive, Memphis, TN, who presently operates a management consultant business on a limited basis, retired after owning and operating two General Insurance Companies agencies for over thirty years. He was one of the founders and served as a director of First American State Bank in Memphis, TN (now part of United American Bank of Memphis). He currently serves as Chairman, Memphis Union Mission, TN, as well as a charity and a non-profit foundation.

JOHN A. DECELL, Trustee, 5178 Wheelis, Suite 2, Memphis, TN is Proprietor, DeCell & Company (real estate and business consulting), and President of Capital Advisers, Inc. (real estate asset management).

*L. R. JALENAK, JR., Trustee, 6094 Apple Tree Drive, Suite 11, Memphis, TN was Chairman of the Board (1990 - 1993 (retired)), Cleo Inc., a Gibson Greetings Company. Mr. Jalenak is also a Director of Perrigo Company (1988 - present), Lufkin Industries (1990 - present), Dyersburg Corporation (April 1992 - present), was President and CEO (until 1990) of Cleo Inc., and was a Director of Gibson Greetings, Inc. from 1983 to 1991.

LARRY W. PAPASAN, Trustee, 1450 Brooks Road, Memphis, TN is President of Smith & Nephew Richards, Inc. Mr. Papasan is a former Director of First American National Bank of Memphis and The West Tennessee Board of First American

National Bank (1988 - 1991) and was President of Memphis Light Gas and Water Division of the City of Memphis (1984 - 1991).

*RICHARD C. RANTZOW, President and Trustee, 5790 Shelby Avenue, Memphis, TN is Vice President/Director, Ron Miller Associates, Inc. (manufacturer). Mr. Rantzow was Managing Partner (until 1990) of the Memphis office of Ernst & Young.

*JEREMY O. MAY, Treasurer, is a Fund Controller at ALPS Mutual Funds Services, Inc. (ALPS), the Administrator and Distributor. Prior to joining ALPS, Mr. May was an auditor with Deloitte & Touch LLP in their Denver office.

*JAMES V. HYATT, Secretary, is General Counsel of ALPS Mutual Funds Services, Inc. (ALPS), the Administrator and Distributor. Prior to joining ALPS, Mr. Hyatt served as Senior Legal Counsel for FMR and Clerk for Fidelity Management Trust Company.

The Trustees of the Trust each receive from the Trust an annual fee of $4,000 and a fee in the amount of $1,250 for attending each regularly scheduled quarterly meeting of the Trustees and $500 for each unscheduled meeting. The Trustees were compensated as follows for their services provided during the Trust's fiscal year ended June 30, 1996:

-----------------------------------------------------------------------------
                                    Pension Or                 Aggregate
                                    Retirement   Estimated   Compensation
                       Aggregate     Benefits      Annual   From The Trust
                      Compensation  Accrued As    Benefits     and Fund
                        From the   Part of Fund     Upon     Complex Paid
                          Trust      Expenses    Retirement  to Trustees
-----------------------------------------------------------------------------
  Thomas M. Batchelor
  Trustee                 $6,000        $0           $0          $6,000
-----------------------------------------------------------------------------
  John A. DeCell
  Trustee                 $6,000        $0           $0          $6,000
-----------------------------------------------------------------------------
  L.R. Jalenak, Jr.
  Trustee                 $6,000        $0           $0          $6,000
-----------------------------------------------------------------------------
  Larry W. Papasan,
  Trustee                 $6,000        $0           $0          $6,000
-----------------------------------------------------------------------------
  Richard C. Rantzow
  Trustee                 $6,000        $0           $0          $6,000
-----------------------------------------------------------------------------

As of September 30, 1996, the officers and Trustees of the Trust owned less than 1% of the outstanding shares of any Portfolio.

                        INVESTMENT ADVISORY AGREEMENTS

Each Portfolio employs First Tennessee Bank National Association (First Tennessee), Memphis, Tennessee, to furnish investment advisory and other services to the Portfolio. Under the Investment Advisory and Management Agreement with each Portfolio, First Tennessee is authorized to appoint one or more sub-advisers at First Tennessee's expense. The Sub-Adviser Capital Management Corp. (the Sub-Adviser), Memphis, Tennessee, acts as Sub-Adviser to the Growth & Income, Bond and Intermediate Bond Portfolios. _________ acts as Sub-Adviser to the Capital Appreciation Portfolio. Subject to the direction of the Trustees and of First Tennessee, each Sub-Adviser will direct the investments of its respective Portfolios in accordance with its investment objective, policies and limitations.

In addition to First Tennessee's fee and the fees payable to the Transfer Agent, Pricing and Accounting Agent, and to the Administrator, each Portfolio pays for all its expenses, without limitation, that are not assumed by these parties. Each Portfolio pays for typesetting, printing and mailing of proxy material to existing shareholders, legal expenses, and the fees of the custodian, auditor and Trustees. Other expenses paid by each Portfolio include: interest, taxes, brokerage commissions, the Portfolio's proportionate share of insurance premiums and Investment Company Institute dues, and costs of reg-istering shares under federal and state securities laws. Each Portfolio also is liable for such nonrecurring expenses as may arise, including costs of litigation to which each Portfolio is a party, and its obligation under the Declaration of Trust to indemnify its officers and Trustees with respect to such litigation.

For managing the investment and business affairs of the Growth & Income, Capital Appreciation, Bond and Intermediate Bond Portfolios, First Tennessee is entitled to receive a monthly management fee at the annual rate of .65%, ____%, .55% and _____% of each Portfolio's average net assets, respectively. For the fiscal years ended June 30, 1996, 1995 and 1994, First Tennessee earned $1,076,198, $686,850 and $447,908 from the Growth & Income Portfolio, respectively, before waiving $358,250, $532,648 and $447,908 of its fees, respectively. For the fiscal years ended June 30, 1996, 1995 and 1994, First Tennessee earned $563,748, $447,309 and $350,736 from the Bond Portfolio, respectively, before waiving $482,559, $447,309 and $350,736 of its fees, respectively. The Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of the fiscal year ended June 30, 1996.

Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to each Portfolio. As Sub-Adviser, Highland is entitled to receive from First Tennessee a monthly sub-advisory fee at the annual rate of .38% of Growth & Income Portfolio's average net assets, .33% of Bond Portfolio's average net assets and ___% of Intermediate Bond Portfolio's average net assets. As Sub-Adviser to the Capital Appreciation Portfolio, _____ is entitled to receive from First Tennessee _____% of that Portfolio's average net assets. Under the terms of each sub-advisory agreement with First Tennessee, the Sub-Adviser and ______, subject to the supervision of First Tennessee, supervise the day-to-day operations of each Portfolio and provide investment research and credit analysis concerning each Portfolio's investments, conduct a continual program of investment of each Portfolio's assets and maintain the books and records required in connection with their duties under each sub-advisory agreement. In addition, the Sub-Adviser and ______ keep First Tennessee informed of the developments materially affecting each Portfolio. the Sub-Adviser and ______ are currently waiving some or all of the fees they are entitled to receive from First Tennessee.

                 ADMINISTRATION AGREEMENT AND OTHER CONTRACTS

ADMINISTRATOR AND DISTRIBUTOR. ALPS Mutual Funds Services, Inc. (ALPS, the Administrator and Distributor), is the Administrator and Distributor to each Portfolio. ALPS, a Colorado corporation, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

As the Administrator, ALPS assists in each Portfolio's administration and operation, including, but not limited to, providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. ALPS is entitled to and receives from each Portfolio a monthly fee at the annual rate of .15% of average net assets.

For each Portfolio's fiscal year ended June 30, 1996, ALPS earned administration fees in the amount of $248,353 and $153,749 from the Growth & Income Portfolio and the Bond Portfolio, respectively. The Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of the fiscal year ended June 30, 1996. For the fiscal years ended June 30, 1995 and 1994, National Financial Services Corporation (NFSC) served as the Administrator and Distributor for each Portfolio. As Administrator, NFSC earned fees from each Portfolio computed daily and payable monthly at an annual rate of .20% of average net assets through $100 million, .15% above $100 million and through $200 million, and .10% over $200 million. For each Portfolio's fiscal year ended June 30, 1995, NFSC earned administration fees in the amount of $208,504 and $162,658 from the Growth & Income Portfolio and the Bond Portfolio, respectively. For the period July 1, 1994 to September 30, 1994, NFSC waived .05% of its administration fees, totaling $13,373 for the Growth & Income Portfolio and $9,078 for the Bond Portfolio. For the period ended June 30, 1994, NFSC received administration and distribution fees totaling $137,818 and $127,540 from the Growth & Income and Bond Portfolios, respectively. For this period, NFSC waived administration fees of $34,455 for the Growth & Income Portfolio and $31,885 for the Bond Portfolio and reimbursed these Portfolios $1,748 and $1,742, respectively. The Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of the fiscal year ended June 30, 1996.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including, but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive from each Portfolio a monthly fee at the annual rate of .05% of average net assets. For each Portfolio's fiscal year ended June 30, 1996, First Tennessee earned co-administration fees in the amount of $82,965 and $51,198 from the Growth & Income Portfolio and the Bond Portfolio, respectively, before waiving $34,639 and $23,882, respectively.

As the Distributor, ALPS sells shares of Class I as agent on behalf of the Trust at no additional cost to the Trust. Class III is obligated to pay ALPS monthly a 12b-1 fee at the annual rate of .75% of average net assets, all or a portion of which may be paid out to broker-dealers or others involved in the distribution of Class III shares. See "ADMINISTRATION AGREEMENTS AND CONTRACTS - Distribution Plans" on page 18. Class II and III pay shareholder servicing fees to Investment Professionals at an annual rate of .25% of average net assets as more fully described under the section "ADMINISTRATION AGREEMENTS AND OTHER CONTRACTS - Shareholder Services Plans" on page 18. First Tennessee and its affiliates neither participate in nor are responsible for the underwriting of Portfolio shares. Consistent with applicable law, affiliates of First Tennessee may receive commissions or asset-based fees.

TRANSFER AGENT, FUND ACCOUNTING AND CUSTODIAN. Chase Global Funds Services Company (CGFSC or the Transfer Agent), provides transfer agent and shareholder services for each Portfolio, and calculates the NAV and dividends of each class and maintains the portfolio and general accounting records. Chase Manhattan Bank is Custodian of the assets of the Portfolios. The Custodian is responsible for the safekeeping of the Portfolio's assets and the appointment of sub-custodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Portfolios or in deciding which securities are purchased or sold by the Portfolios. The Portfolios, however, may invest in obligations of the Custodian and may purchase securities from or sell securities to the Custodian.

For the fiscal year ended June 30, 1996, the following fees were earned by the Transfer Agent/Fund Accountant and Custodian:

                                Growth & Income     Bond
                                   Portfolio      Portfolio
                                ---------------   ---------
Transfer Agent/Fund Accounting
    Class I                         $85,576         68,107
    Class II                           $467            $17
    Class III                       $49,582         $2,950
    Custodian                       $40,307        $26,793

For the fiscal year ended June 30, 1995, the following fees were earned by the Transfer Agent, Fund Accountant and Custodian:

                                Growth & Income     Bond
                                   Portfolio      Portfolio
                                ---------------   ---------
Transfer Agent
    Class I                         $13,594        $14,672
    Class III                       $25,174        $17,500
Fund Accounting                     $28,082        $28,767
Custodian                           $29,646        $22,079

During the fiscal year ended June 30, 1995, the transfer agent voluntarily agreed to waive its fee for Class III of each Portfolio to the extent necessary to maintain the maximum differential in expenses, excluding 12b-1 fees and shareholder servicing fees, between Class I and Class III of each Portfolio to
 .49% of average net assets. The transfer agent waived fees totaling $5,333 and $12,462 for the Growth & Income Portfolio and the Bond Portfolio, respectively. The Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of the fiscal year ended June 30, 1996.

DISTRIBUTION PLANS. The Trustees of the Trust have adopted a Distribution Plan on behalf of Class III of each Portfolio (each Class III Plan) pursuant to Rule 12b-1 (the Rule) under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plans to allow each class and ALPS to incur distribution expenses. ALPS receives a Distribution and Service fee (12b-1 fee) of up to 0.75% of the average net assets of Class III of each Portfolio. (These fees are in addition to the fees paid to ALPS under the Administration Agreement.) The Trust or ALPS, on behalf of Class III of each Portfolio, may enter into servicing agreements (Service Agreements) with banks, broker-dealers or other institutions (Agency Institutions). Each Class III Plan provides that ALPS may use its fees and other resources to make payments to Agency Institutions for performance of distribution-related services, including those enumerated above. The Service Agreements further provide for compensation to broker-dealers for their efforts to sell Class III shares. The distribution-related services include, but are not limited to, the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses of each Portfolio and reports to recipients other than existing shareholders of each Portfolio; obtaining such information, analyses and reports with respect to marketing and promo-tional activities as ALPS may from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class III Shares; and providing training, marketing and support to such dealers and others with respect to the sale of Class III Shares. Each Class III Plan recognizes ALPS may use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares.

Each Plan has been approved by the Trustees, including the majority of disinterested Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plans prior to its approval, and have determined that there is a reasonable likelihood that each Plan will benefit each Portfolio and its shareholders. To the extent that the Class III Plans give ALPS greater flexibility in connection with the distribution of shares of the class, additional sales of shares may result.

The Class III Plans could be construed as compensation plans because ALPS is paid a fixed fee and is given discretion concerning what expenses are payable under the Plans. ALPS may spend more for marketing and distribution than it receives in fees and reimbursements from each Portfolio. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, ALPS could be said to have received a profit. For example, if ALPS pays $1 for Class III distribution-related expenses and receives $2 under a Class III Plan, the $1 difference could be said to be a profit for ALPS. (Because ALPS is reimbursed for its out-of-pocket direct promotional expenses, a Class III Plan also could be construed as a reimbursement plan. Until the issue is resolved by the SEC, unreimbursed expenses incurred in one year will not be carried over to a subsequent year.) If after payments by ALPS for marketing and distribution there are any remaining fees attributable to a Class III Plan, these may be used as ALPS may elect. Since the amount payable under a Class III Plan will be commingled with ALPS's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of ALPS's overhead expenses will be paid out of Plan fees and that these expenses may include items which the SEC has noted, for example, the costs of leases, depreciation, communications, salaries, training and supplies. Each Portfolio believes that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plan.

For the fiscal years ended June 30, 1996 and 1995, the Growth & Income Portfolio and the Bond Portfolio paid distribution fees in the amounts of $226,023 and $73,018, and $23,789 and $9,726, respectively. The Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of the fiscal year ended June 30, 1996.

SHAREHOLDER SERVICES PLANS. In addition to the Rule 12b-1 Distribution Plans described above, Class II and Class III have adopted Shareholder Services Plans to compensate Agency Institutions for individual shareholder services and account maintenance. These functions include: maintaining account records for each shareholder who beneficially owns Class II or Class III Shares; answering questions and handling correspondence from shareholders about their accounts; handling the transmission of funds representing the purchase price or redemption proceeds; issuing confirmations for transactions in Class II or Class III Shares by shareholders; assisting customers in completing application forms; communicating with the transfer agent; and providing account maintenance and account level support for all transactions. For these services the participating Agency Institutions are paid a service fee at the annual rate of up to .25% of average net assets of Class II and Class III.

For the fiscal years ended June 30, 1996 and 1995, the Growth & Income Portfolio and the Bond Portfolio paid shareholder servicing fees in the following amounts (the Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of the fiscal year ended June 30, 1996.:

                Growth & Income           Bond
                   Portfolio            Portfolio
              ------------------    ----------------
                1996       1995      1996      1995
              -------    -------    ------    ------
Class II      $   989    $     0    $   36    $    0
Class III     $75,107    $24,340    $7,930    $3,240

Banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares and prohibit banks generally from issuing, underwriting, selling or distributing securities. The same laws and regulations generally permit a bank or bank affiliate to act as an investment adviser and co-administrator and to purchase shares of the investment company as agent for and upon the order of a customer. In the Trust's and Investment Adviser's opinion, banks and their affiliates may be paid for investment advisory, shareholder servicing, recordkeeping and co-administration functions. Changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contem-plated services. If a bank or its affiliates were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the Portfolios might occur, including possible termination of any automatic investment or redemption or other services then being provided by any bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. The Portfolios may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Plans. No preference will be shown in the selection of investments for the instruments of such depository institutions. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

                           DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. Growth & Income Portfolio, Bond Portfolio, Capital Appreciation Portfolio and Intermediate Bond Portfolio, are Portfolios of First Funds (formerly The Masters Group of Mutual Funds), an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992. The Declaration of Trust permits the Trustees to create additional Portfolios and Classes. There are nine Portfolios of the Trust, each with three Classes.

The assets of the Trust received for the issue or sale of shares of each Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of a Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of each Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

As of September 30, 1996, the following shareholders owned more than 5% of the outstanding shares of the indicated Class of the Portfolios:

Name and Address                     Portfolio      Class   % of Class Held
----------------                  ---------------   -----   ---------------
First Tennessee National Corp.    Growth & Income     I           40%
D/B Pension Plan                       Bond           I           57%
Memphis, TN

Milton C. Vincent                 Growth & Income     II         37.68%
102 Polo Field Road
Chattanooga, TN  37419

Herschel B. Brown                 Growth & Income     II         8.32%
P.O. Box 127
Hixson, TN  37343

Bonnie B. Hixson                  Growth & Income     II         6.51%
4 Whispering Pines Dr.
Signal Mountain, TN  37377

First Tennessee National Corp.    Growth & Income     I            7%
401K Savings - Fund A                  Bond           I            6%
Memphis, TN

James Pentecost and Virginia           Bond           II         32.54%
Pentecost, Trustees FBO
Pentecost Family Trust
2700 Germantown Road
Germantown, TN  38138

David Pitchford and June Pitchford     Bond           II         24.95%
2002 Cochran
Mayville, TN  37801

VOTING RIGHTS. Each Portfolio's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or a Portfolio may, as set forth in the Declaration of Trust, call meetings of the Trust or a Portfolio for any purpose related to the Trust or Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or that Portfolio. If not so terminated, the Trust and each Portfolio will continue indefinitely.

CLASSES. Pursuant to the Declaration of Trust, the Trustees have authorized additional Classes of shares for each Portfolio of the Trust. Although the investment objective for each separate Class of a particular Portfolio is the same, fee structures are different such that one Class may have a higher yield than another Class of the same Portfolio at any particular time. Shareholders of the Trust will vote together in the aggregate and not separately by Portfolio, or by Class thereof, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Portfolio or a Class thereof. Pursuant to a vote by the Board of Trustees, the Trust has adopted Rule 18f-3 under the Act and has issued multiple Classes of shares with respect to each of its Portfolios. Accordingly, the rights, privileges and obligations of each such Class will be determined in accordance with such rule.

INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts, serves as the Trust's independent accountant. The independent accountant examines the annual financial statements for the Trust and provides other audit, tax, and related services.

                            FINANCIAL STATEMENTS

The Growth & Income and Bond Portfolios' financial statements and financial highlights for the fiscal year ended June 30, 1996 are included in the Trust's Annual Report which is a separate report supplied independent of this Statement of Additional Information. The Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of the fiscal year ended June 30, 1996. The Growth & Income and Bond Portfolios' financial statements and financial highlights are incorporated herein by reference.

                                  APPENDIX

DOLLAR-WEIGHTED AVERAGE MATURITY for Bond Portfolio is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities and some asset-backed securities, such as collateralized mortgage obligations, are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by assuming a constant prepayment rate for the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS:

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated debt issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in highest-rated categories.

The ratings from AA to BBB may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

                                 SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Memphis, and State of Tennessee, on the 24th day of March, 1997.

FIRST FUNDS


By  /c/ Richard C. Rantzow, President*
   ------------------------------------
    Richard C. Rantzow, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/c/ Richard C. Rantzow*       President and Trustee       March 24, 1997
--------------------------
Richard C. Rantzow


/c/ Jeremy O. May             Treasurer                   March 24, 1997
--------------------------
Jeremy O. May


/c/ Thomas M. Batchelor*      Trustee                     March 24, 1997
--------------------------
Thomas M. Batchelor


/c/ John A. DeCell*           Trustee                     March 24, 1997
--------------------------
John A. DeCell


/c/ Larry W. Papasan*         Trustee                     March 24, 1997
--------------------------
Larry W. Papasan


* Signature affixed by Daniel B. Hatzenbuehler pursuant to a power of attorney dated June 22, 1992 and filed herewith.

                           PART C.  OTHER INFORMATION

Item 24.       FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements for the fiscal year ended June 30, 1996 for each applicable Portfolio are incorporated herein by reference to Post-Effective Amendment No. 9 to the Trust's registration statement filed herein as Item 24.

(b)  Exhibits:

     (1) (a) Declaration of Trust dated as of March 6, 1992 is incorporated herein by reference to Exhibit 1 to the Trust's Registration Statement.

          (b) Supplement to the Declaration of Trust effective April 24, 1992 is incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to the Trust's Registration Statement.

          (c) Amended and Restated Declaration of Trust dated is of September 4, 1992 is incorporated herein by reference to Exhibit 1 (c) to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (d) Supplement to The Declaration of Trust effective August 1, 1993 is incorporated herein by reference to Exhibit 1 (d) to Post-Effective Amendment No. 4 to the Trust's Registration Statement.


     (2)  (a)  Bylaws of the Trust are incorporated herein by reference to
               Exhibit 2 to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (b) Amendment to the Bylaws dated November 17, 1992 is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

     (3)  Not Applicable.

     (4)  Not Applicable.

     (5) (a) Investment Advisory and Management Agreements between the First Funds on behalf of U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, and Municipal Money Market Portfolio, and First Tennessee Bank National Association dated September 4, 1992 are incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (b) Sub-Advisory Agreements between Provident Institutional Management Corporation and First Tennessee Bank National Association on behalf of U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, and Municipal Money Market Portfolio, dated September 4, 1992 are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (c) Investment Advisory and Management Agreement between the First Funds on behalf of Cash Reserve Portfolio, Total Return Equity Portfolio, and Total Return Fixed Income Portfolio, and First Tennessee Bank National Association dated February 15, 1993 are incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 3 to the Trust's Registration Statement.

          (d) Sub-Advisory Agreements between First Tennessee Investment Management, Inc. and First Tennessee Bank National Association on behalf of Total Return Equity Portfolio and Total Return Fixed Income Portfolio, dated May 4, 1993 are incorporated herein by reference to Exhibit 5(d) to Post-Effective

               Amendment No. 5 to the Trust's Registration Statement.

          (e) Investment Advisory and Management Agreement between First Funds on behalf of Tennessee Tax-Free Portfolio and First Tennessee Bank National Association dated October 25, 1995 is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 9 to the Trust's Registration Statement.

          (f) Form of Investment Advisory and Management Agreement between First Funds on behalf of Capital Appreciation Portfolio is filed herein as Exhibit 5(f).

          (g) Form of Investment Advisory and Management Agreements between First Funds on behalf of Intermediate Bond Portfolio is filed herein as Exhibit 5 (g).

          (h) Form of Sub-Advisory Agreement between First Funds on behalf of Intermediate Bond Portfolio and Highland Capital Management are filed herein as Exhibit 5(g).

      (6) (a) General Distribution Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds Services, Inc., dated
               July 1, 1995 is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

          (b) Administration Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds Services, Inc., dated July 1, 1995 is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

          (c) Co-Administration Agreement between First Funds on behalf of all Portfolios, and First Tennessee Bank National Association, dated July 1, 1995 is incorporated herein by reference to Exhibit 6 (c) to Post-Effective Amendment No. 9 to the Trust's Registration Statement.

          (d) Form of Servicing Agreement between ALPS Mutual Funds Services, Inc. and an Agency Institution is incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

     (7)       Not Applicable.

     (8) (a) Mutual Fund Custody Agreement between the First Funds and Chase Manhattan Bank of New York dated October 12, 1992 is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No.1 to the Trust's Registration Statement.

          (b) Mutual Fund Transfer Agency Agreement between the First Funds and United States Trust Company of New York dated November 10, 1992 is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (c) Amendment to Exhibit 8(b) above dated July 28, 1995 is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

          (d) Amendment to Exhibit 8(b) above dated December 7, 1995 is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 9 to the Trust's Registration Statement.

     (9) (a) Fund Accounting and Pricing Services Agreement between the First Funds and Chase Manhattan Bank of New York dated November 10, 1992 is incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (b) Amendment to Exhibit 9(a) above dated July 28, 1995 is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

          (c) Amendment to Exhibit 9(a) above dated December 7, 1995 is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 9 to the Trust's Registration Statement.

     (10)      Not Applicable.


     (11) Opinion and Consent of Price Warehouse LLP, independent accountants is filed herein as Exhibit 11.

     (12)      Not Applicable

     (13) Written assurances that purchase representing initial capital was made for investment purposes without any present intention of redeeming or reselling is incorporated herein by reference to
               Exhibit 13 to Pre-Effective Amendment No. 2 to the Trust's Registration Statement.

     (14)      Not Applicable.

     (15) (a) Distribution and Service Plan Agreements on behalf of all Portfolios, are incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

          (b) Shareholder Servicing Plan on behalf of Class II and III of each Portfolio, dated March 20, 1993, is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

     (16) Schedule of Yield Computations is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

     (17)      Not Applicable.

     (18)      Plan Providing for Multiple Classes of Shares pursuant to
               Rule 18f-3 is incorporated herein by reference to Exhibit (12) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

Item 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not Applicable.

Item 26.       NUMBER OF HOLDERS OF SECURITIES


                                January 31, 1997

Title of Class: Shares of Beneficial Interest            Number of Recordholders
---------------------------------------------            -----------------------
CLASS I

U.S. Treasury Money Market Portfolio                                  4
U.S. Government Money Market Portfolio                                5
Municipal Money Market Portfolio                                      4
Cash Reserve Portfolio                                                3
Growth & Income Portfolio                                             8
Bond Portfolio                                                        5
Tennessee Tax-Free Portfolio                                          2

CLASS II

Growth and Income Portfolio                                           486
Bond Portfolio                                                        16
Tennessee Tax-Free Portfolio                                          87

CLASS III

Growth & Income Portfolio                                             2,212

Bond Portfolio                                                        234
Tennessee Tax-Free Portfolio                                          60
Treasury Money Market Portfolio                                       23
Government Money Market Portfolio                                     15
Municipal Money Market Portfolio                                      22
Cash Reserve Portfolio                                                116

Item 27.  INDEMNIFICATION

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee, or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he is involved by virtue of his service as a trustee, officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy is expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

First Tennessee Bank National Association serves as Investment Adviser to the Registrant on behalf of each Portfolio. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature:

     First Tennessee Bank National Association (FTB) - Investment Adviser


     Position                                Other Business                               Type of
     with FTB       Name                     Connections*                                 Business
     --------       ----                     --------------                               --------
     Director       Robert C. Blattberg      Polk Brothers Distinguished                  Education
                                             Professor of Retailing
                                             J.L. Kellogg Graduate School
                                             of Management
                                             Northwestern University(1)
                                             Factory Card Outlet of America (33)

     Director       Carlos H. Cantu(3)       President, Chief Executive                   Consumer services
                                             Officer, Service Master Company,             and supportive
                                             L.P. (2)                                     services

                                             Director, Midland Financial                  Finance Company


                                             Group (3)

                                             Director, Haggar Apparel                     Apparel
                                             Company (4)

     Director       George E. Cates          Chairman of the Board and Chief              Real estate
                                             Executive Officer, Mid-America               investment trust
                                             Apartment Communities, Inc.(5)

     Director       James H. Haslam, III     Chief Executive and Chief Operating          Retail operator of
                                             Officer, Pilot Corporation(6)                convenience stores
                                                                                          and travel centers

                                             Plasti-Line, Inc. (34)                       Outdoor sign

     President,     Ralph Horn               President, Chairman of the Board,            Bank holding
     Chairman of the                         Chief Executive Officer                      company
     Board, Chief                            and Director, FTNC(7)
     Executive Officer
     and Director

                                             Vice President and Director,                 National bank
                                             First Tennessee Bank National
                                             Association Mississippi(8)

                                             Director, Harrah's Entertainment,            Casino entertainment
                                             Inc. (9)

     Director       Joseph Orgill, III       Chairman of the Board,                       Wholesale hardware
                                             Orgill, Inc. (10)                            distributor

     Director       R. Brad Martin           Chairman of the Board, Chief                 Retail
                                             Executive Officer and President,
                                             Profitt's Inc.(11)

                                             Director, Sports and Recreation,             Retail
                                             Inc. (12)

                                             Director, Harrah's Entertainment,            Casino,
                                             Inc. (9)                                     entertainment

     Director       Vicki G. Roman           Corporate Vice President of                  Bottler of soft drink
                                             Coca Cola Enterprises, Inc.(13)              products

     Director       Michael D. Rose (9)      Director, General Mills, Inc.(15)            Food processing

                                             Director, Ashland Oil, Inc.  (16)            Oil Company

                                             Director, Larden Restaurants,                Restaurant
                                             Inc. (17)

     Director       William B. Sansom        Chairman of the Board and Chief              Wholesale distributor


                                             Executive Officer, The H.T.
                                             Hackney Company(18)

                                             Director, Martin Marietta                    Construction
                                             Materials(19)                                aggregate materials
                                                                                          producer

     Director       Gordon P. Street, Jr.    Chairman of the Board, Chief                 Manufacturing
                                             Executive Officer and President,
                                             North American Royalties, Inc.(20)

     Executive Vice   Susan Schmidt Bies     Executive Vice President, FTNC(7)            Bank holding
     President                                                                            company

     Director,      J. Kenneth Glass         Executive Vice President, FTNC(7)            Bank holding
     President                               Tennessee
                                             Banking Group

                                             Director, Norlen Life Insurance              Credit life insurance
                                             Company(7)

                                             Director, FT Mortgage Companies(21)          Mortgage company

                                             Director, FTB Mortgage Services,             Mortgage company
                                             Inc.(22)

                                             Director, FT Mortgage Holding                Mortgage company
                                             Corporation(23)

                                             Director, Highland Capital Manage-           Investment Advisor
                                             ment Corporation(24)

                                             Chairman and Director, "A" PLUS              Consumer
                                             Strategic Alliances, Inc.(25)                access/discount
                                                                                          card program and
                                                                                          finder

                                             Director, Corona National Life               Life insurance
                                             Insurance(26)

                                             Director, First Tennessee                    Merchant processing
                                             Merchant Services, Inc.(31)

                                             Director, First Tennessee                    Merchant processing
                                             Merchant Equipment, Inc.(32)

     Executive      Harry A. Johnson, III    Executive Vice President                     Bank holding
     Vice President and                      FTNC(7)                                      company
     General Counsel

     Director-      John C. Kelley, Jr.      Executive Vice President, FTNC (7)           Bank holding
     President, Memphis                                                                   company
     Banking Group


                                             Director, Check Consultants, Inc.(7)         Check processing
                                                                                          and related services

                                             Director, Check Consultants                  Check processing
                                             Company of Tennessee, lnc.(7)                and related services

                                             Director, First Tennessee                    National
                                             Bank National Association                    bank
                                             Mississippi(8)

                                             Director, First Tennessee                    Finance
                                             Equipment Finance Corporation(27)

     Executive      George Perry Lewis       Director, First Tennessee                    Broker Dealer
     Vice President-                         Brokerage, Inc. (28)
     Group Manager, Money
     Management
                                             Director, Highland Capital
                                             Management, Corp.(24)                        Investment Advisor

                                             Director, Hickory Venture                    Venture Capital
                                             Capital Corporation(29)

                                             Director, Hickory Capital                    Venture Capital
                                             Corporation(30)


     Executive      John P. O'Connor, Jr.    Executive Vice President of FTNC(7)          Bank holding
     Vice President                                                                       company
     and Chief Credit
     Officer

     Executive Vice   G. Robert Vezina       Executive Vice President of FTNC(7)          Bank holding
     President                               FTNC(7)                                      company

     Executive Vice   Elbert L. Thomas,      Executive Vice President and Chief           Bank holding
     President,                              Financial Officer of FTNC(7)                 company
     Chief Financial
     Officer

     Executive Vice   E. Kelton Morris       Director, Highland Capital                   Investment Advisor
     President                               Management Corp.(24)

     Executive Vice   David L. Berry         None
     President

     Executive Vice   Carey H. Brown         None
     President

     Senior           James F. Keen          Senior Vice President and                    Bank holding
     Vice President                          Controller of FTNC(7)                        company


     Senior Vice President         Stella Anderson                    None

     Senior Vice President         Charles Burkett                    None

     Senior Vice President         Wayne C. Marsh                     None

     Senior Vice President         Deborah McDonald                   None

     Senior Vice President         Yvonne Watson                      None

     Senior Vice President         C. Douglas Kelso                   None

     Senior Vice President         David M. Taylor                    None

     Senior Vice President         David B. Lantz                     None

     Executive Vice President      William E. Woodson                 None

     Senior Vice President         Steven J. McNally                  None

     Senior Vice President         Scott Bovee                        None

     Senior Vice President         Gary L. Hoemann                    None

     Vice President                William J. Branta                  None

     Vice President                Suzanne Donaldson                  None

     Vice President                O. Norris Avey                     None

     Vice President                Edward C. Dellinger                None

     Senior Vice President         Otis M. Clayton                    None

     Vice President                Ralph W. Herbert                   None

     Vice President                John C. Miller                     None

     Vice President                Claudette S. Sanders               None

     Vice President                Rosemary Manning                   None

     Vice President                Kenneth Koster                     None

     Administrative Assistant      Joey Brewe                         None

     Securities Sales and          Chris Kimler                       None
     Support Officer

     Investment Analyst            Karen Kruse                        None

     Vice President                John Barringer                     None


     Senior Vice President         Maureen MacIver                    None

     Investment Officer            Jeff Smith                         None

     Chairman and CEO              Larry B. Martin                    None
     First Tennessee Bank-
     Knoxville

     President, First              Lew Weems                          None
     Tennessee Bank-Knoxville

     President, First              J. Kenneth Youngblood              None
     Tennessee Bank-Maryville

     President, First              Anderson L. Smith                  None
     Tennessee Bank-Morristown


     * All directors of FTB are also directors of its parent, First Tennessee National Corporation, which controls FTB. Messrs. Glass, Horn, Johnson, Keen, Kelley, Lewis, O'Connor, Thomas and Vezina and Ms. Bies are considered executive officers of FTNC.

     (1)  875 N. Michigan Ave., Suite 2945, Chicago, IL 60611

     (2) ServiceMaster Company, L.P., One ServiceMaster Way, Downers Grove, IL 30515

     (3) Previously Director, Midland Financial Group, 825 Crossover Lane, Memphis, TN 38117 (finance company)

     (4)  Haggar Apparel Company, 6113 Lemmon Ave., Dallas, TX 75209

     (5) Mid-America Apartment Communities, Inc., 6584 Poplar Ave., Ste. 340, Memphis, TN 38138

     (6)  Pilot Corporation, 5508 Lonas Road, Knoxville, TN 37909

     (7) First Tennessee Bank National Assocation and First Tennessee National Corporation, 165 Madison Avenue, Memphis, TN 38103

     (8)  First Tennessee Bank National Association Mississippi,
          579 Goodman Road East, Southaven, MS 38671

     (9) Harrah's Entertainment, Inc., 1023 Cherry Road, Memphis, TN 38117. Mr. Rose previously served as Director of Harrah's Entertainment, Inc.

     (10) West Union Corporation, 35 Union Avenue, Suite 300, P.O. Box 3177 (38173-0177), Memphis, TN 38103

     (11) Profitt's Inc., 5810 Shelby Oaks Drive, Memphis, TN 38134

     (12) Sports and Recreation, Inc., 4701 West Hillsborough, Tampa,
          FL 33614

     (13) Coca Cola Enterprises, Inc., 2500 Windy Ridge Pkwy, Marietta,
          GA 30067

     (14) Promus Companies, Inc., 1023 Cherry Road, Memphis, TN 38117

     (15) General Mills, Inc., 9200 Wayzata Blvd., Minneapolis, MN 55426

     (16) Ashland Oil Co., 2351 Channel Ave., Memphis, TN

     (17) Darden Restaurants, Inc., 5900 Lake Ellenor Drive, Orlando,
          FL 32809

     (18) The H. T. Hackney Company, Fidelity Bldg., 502 S. Gay Street, Suite 300, Knoxville, TN 37902

     (19) Martin Marietta Materials, P.O. Box 30013, Raleigh, NC ###-##-####

     (20) North American Royalties, 200 E. 8th Street, Chattanooga, TN 37402

     (21) FT Mortgage Companies, 2974 LBJ Freeway, Dallas, TX 75234

     (22) FTB Mortgage Services, Inc., 8001 Stemmons Freeway, Dallas, TX 75247

     (23) FT Mortgage Holding Corporation, 165 Madison Ave., Memphis, TN 38103

     (24) Highland Capital Management Corp., 6077 Primacy Parkway, Suite 228, Memphis, TN 38117

     (25) "A" PLUS Strategic Alliances, Inc., 1700 Rambling Road, Richmond, VA 23235

     (26) Corona National Life Insurance, 1421 E. Thomas Road, Phoenix,
          AZ 85014

     (27) FT Equipment Finance Corporation, P.O. Box 84, Memphis, TN 38101

     (28) First Tennessee Brokerage, Inc., 5100 Poplar Avenue, Memphis, TN 38117

     (29) Hickory Venture Capital Corporation, 200 West Court Square, Suite 100, Huntsville, AL 35801

     (30) Hickory Capital Corporation, 200 West Court Square, Suite 100, Huntsville, AL 35801

     (31) First Tennessee Merchant Services, Inc., 300 Court Ave., Memphis, TN 38103

     (32) First Tennessee Merchant Equipment, Inc., 300 Court Ave., Memphis, TN 38103

     (33) Factory Card Outlet, 745 Birbinal Drive, Bensenville, IL 60106-1212

     (34) Plasti-Line Inc., 623 E. Emory Road, Knoxville, TN 37950

     CAPITAL APPRECIATION***  SUBADVISORY FIRM******


                  Highland Capital Management Corp. (Highland)
                        6077 Primacy Parkway, Memphis, TN


     Position                                                              Other Business
     with Highland                           Name                          Connections
     -------------                           -------                       ------------------

     Director,                               Charles Thomas Whitman        Director, NexAir, LLC(1)
     Executive Vice President

     Director, Chairman of the Board         Steven Wishnia                None

     Director, Executive Vice President,     James M. Weir                 None
     Secretary

     Director, Executive Vice President,     Paul H. Berz                  None
     Treasurer

     Director, President                     Edward J. Goldstein           None

     Director                                J. Kenneth Glass              see FTB listing

     Director                                E. Kelton Morris              see FTB listing

     Director                                George Perry Lewis            see FTB listing

     Senior Vice President                   Steven T. Ashby               None

     Senior Vice President                   David L. Thompson             None

     Senior Vice President                   James R. Turner               None

     Vice President                          Donald J. Norsworthy          None

     (1) NexAir, LLC, 1385 Corporate Avenue, Memphis, TN 38186-1182, distributor of industrial gases, welding supplies and medical products

Item 29.       Principal Underwriters

(a) The sole principal underwriter for the Fund is ALPS Mutual Funds Services, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, FGIC Public Trust, and Countrybaskets-TM- Index Fund, Inc.

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Mutual Funds Services, Inc., the distributor for Registrant, are as follows:


Name and Principal                                                    Positions and Offices with
Business Address*        Positions and Offices with Registrant        Underwriter
------------------       -------------------------------------        --------------------------
W. Robert Alexander      None                                         Chairman and Chief Executive Officer

Arthur J. L. Lucey       None                                         President and Secretary

Thomas A. Carter         None                                         Chief Financial Officer


Edmund J. Burke          None                                         Senior Vice President

William N. Paston        None                                         Vice President

James V. Hyatt           Secretary                                    General Counsel

John W. Hannon, Jr.      None                                         Director

Rick A. Pederson         None                                         Director

Asa W. Smith             None                                         Director

W. Gordon Hobgood, Jr.   None                                         Director

Steve J. Bettcher        None                                         Director

Mary Anstine             None                                         Director

Chris Woessner           None                                         Director


*  All addresses are 370 Seventeenth Street, Suite 2700, Denver, Colorado 80202.


(c)  Not applicable.

Item 30.       LOCATION OF ACCOUNTS AND RECORDS

First Tennessee Bank National Association is located at 4990 Poplar Avenue, Memphis, Tennessee. Highland Capital Management Corp. is located at 6011 Privacy Parkway, Suite 228, Memphis, Tennessee. PNC Institutional Management Corporation, 103 Bellevue Parkway, Wilmington, Delaware and ___________, will maintain physical possession of each such account, book or other documents of the Trust, except for those documents relating to the custodial functions maintained by the Trust's Custodian, Chase Manhattan Bank of New York, 114 West 47th Street, New York, New York, and those transfer agent, pricing and bookkeeping and general accounting records maintained by the Trust's Transfer Agent and Pricing and Accounting Agent, Chase Global Funds Services Company, a wholly owned subsidiary of Chase Manhattan Bank of New York, 73 Tremont Street, Boston, Massachusetts.

Item 31.       MANAGEMENT SERVICES

     Not Applicable.

Item 32.       UNDERTAKINGS

(a) Capital Appreciation Portfolio and Intermediate Bond Portfolio undertake to file a Post-Effective Amendment using financial statements, which need not be certified, within 6 months, of each Portfolios effectiveness.
(b) The Registrant, on behalf of each Portfolio undertakes, provided the information required by Item 5A is contained in the annual report, to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                          SECURITIES AND EXCHANGE COMMISSION

                               WASHINGTON, D.C.  20549


=============================================================================


                                       EXHIBITS

                                          to


                                      FORM N-1A

                                REGISTRATION STATEMENT

                           UNDER THE SECURITIES ACT OF 1933

                                         AND

                          THE INVESTMENT COMPANY ACT OF 1940


=============================================================================


                                     FIRST FUNDS

                                    EXHIBIT INDEX



EXHIBIT
NUMBER   DOCUMENT
-------  --------
 5 (f) Investment Advisory and Management Agreements between First Funds on behalf of Capital Appreciation Portfolio, and First Tennessee Bank National Association dated _______________, 1997

 5 (g) Investment Advisory and Management Agreements between First Funds on behalf of Intermediate Bond Portfolio and First Tennessee Bank National Association dated March _______________, 1997.

 5 (h) Form of Sub-Advisory Agreement between First Funds on behalf of Intermediate Bond Portfolio and Highland Capital Management.

11       Consent of Price Waterhouse, L.L.P., Independent Public Accountants